AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 30, 2011

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 141                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 142                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------
                (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                              Philip T. Masterson
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                      (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Christopher D. Menconi
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC 20004


It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
               /X/ Immediately upon filing pursuant to paragraph (b)
               / / On [date] pursuant to paragraph (b)
               / / 60 days after filing pursuant to paragraph (a)(1)
               / / 75 days after filing pursuant to paragraph (a)(2)
               / / On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                 APRIL 1, 2011

                         ALPHAONE SMALL CAP GROWTH FUND
                         INVESTOR CLASS SHARES (AOSAX)
                             I CLASS SHARES (AOSCX)
                             R CLASS SHARES (AOSRX)


                         ALPHAONE MICRO CAP EQUITY FUND
                         INVESTOR CLASS SHARES (AOMAX)
                             I CLASS SHARES (AOMCX)
                             R CLASS SHARES (AOMRX)


                  INVESTOR CLASS, I CLASS, AND R CLASS SHARES

                              INVESTMENT ADVISER:
                       ALPHAONE INVESTMENT SERVICES, LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds, please see:

                                                                           PAGE
ALPHAONE SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE .........................................................1
FUND FEES AND EXPENSES .......................................................1
PRINCIPAL INVESTMENT STRATEGIES ..............................................2
PRINCIPAL RISKS ..............................................................3
PERFORMANCE INFORMATION ......................................................3
INVESTMENT ADVISER ...........................................................3
PORTFOLIO MANAGERS ...........................................................3
ALPHAONE MICRO CAP EQUITY FUND
INVESTMENT OBJECTIVE .........................................................4
FUND FEES AND EXPENSES .......................................................4
PRINCIPAL INVESTMENT STRATEGIES ..............................................5
PRINCIPAL RISKS ..............................................................6
PERFORMANCE INFORMATION ......................................................6
INVESTMENT ADVISER ...........................................................7
PORTFOLIO MANAGERS ...........................................................7
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF
     FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY
     COMPENSATION ............................................................8
MORE INFORMATION ABOUT RISK ..................................................9

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS ................................9

INFORMATION ABOUT PORTFOLIO HOLDINGS ........................................10
INVESTMENT ADVISER ..........................................................10
PORTFOLIO MANAGERS ..........................................................10
RELATED PERFORMANCE DATA OF THE ADVISER .....................................11
PURCHASING, SELLING AND EXCHANGING FUND SHARES ..............................16
DISTRIBUTION OF FUND SHARES .................................................22
SHAREHOLDER SERVICING ARRANGEMENTS ..........................................22
PAYMENTS TO FINANCIAL INTERMEDIARIES ........................................22
OTHER POLICIES ..............................................................23
DIVIDENDS AND DISTRIBUTIONS .................................................25
TAXES .......................................................................25
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS                      Back Cover

ALPHAONE SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The investment objective of the AlphaOne Small Cap Growth Fund (the "Fund") is to seek long- term capital appreciation.

FUND FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                        I CLASS SHARES     INVESTOR CLASS SHARES     R CLASS SHARES
Management Fees                                                              0.85%                  0.85%                 0.85%
12b-1 Fees                                                                   None                   0.25%                 0.25%
Other Expenses
     Shareholder Servicing Fees                                              None                    None                 0.25%
     Other Operating Expenses(1)                                             0.86%                   0.86%                0.86%
Total Other Expenses(1)                                                      0.86%                   0.86%                1.11%
Total Annual Fund Operating Expenses                                         1.71%                   1.96%                2.21%
Less Fee Reductions and/or Expense Reimbursements                          (0.21)%                 (0.21)%              (0.21)%
Total Annual Fund Operating Expenses after Fee
Reductions and/or Expense Reimbursements2                                    1.50%                   1.75%                2.00%


(1) "Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.

(2) AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.50% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety
     (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS
                    I Class Shares               $153     $516
                    Investor Class Shares        $178     $593
                    R Class Shares               $203     $669


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES


In pursuing the Fund's objective, AlphaOne Investment Services, LLC (the "Adviser"), the Fund's adviser, strives to build a portfolio that is comprised of securities trading at relative discounts to the Adviser's view of their estimated value with a risk profile less than that of the Russell 2000 Growth Index. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this 80% test, equity securities include securities convertible into equity securities. The Fund considers small-capitalization companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of companies included in the Russell 2000 Growth Index.

In selecting securities for the Fund's portfolio, the Adviser begins with an initial investment universe generated from a broad number of sources including, but not limited to, industry referrals, previous knowledge of the company and rigorous due diligence such as company visits. The Adviser then evaluates each identified stock for desirable growth characteristics such as: high return on equity and assets; strong free cash flow; consistent revenues and earnings per share growth; high interest coverage; and low price-earnings and price-to-book ratios. This evaluation results in a focused list of stocks that the Adviser then subjects to a deeper fundamental analysis focusing on both specific company and stock characteristics. In particular, the Adviser seeks companies displaying sustainable competitive advantage; strong management; long product cycles; and pricing flexibility. In addition, the Adviser also performs due diligence on individual companies, which may include meeting directly with company management teams, talking with competitors and suppliers, and utilizing sell-side research as a gauge of internal research findings. With respect to specific stock characteristics, the Adviser seeks high sustained return on investment; above average earnings per share growth; and attractive valuation. The resulting portfolio is expected to include 40-70 positions. After constructing the Fund's portfolio, the Adviser will seek to mitigate risk through asset diversification and limits on individual position sizes, as well as the monitoring of absolute and relative sector weights.

In general, the Adviser will sell a security when it reaches a predetermined price target. In addition, the Adviser has other sell disciplines in place, such as a fundamental change in a company's business, a change in the company's management or a failure by management to execute the business plan. A sale may also occur if the Adviser identifies a more attractive investment opportunity or if a position size grows to more than 5% of the Fund's portfolio.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK - The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

GROWTH STYLE RISK - The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

AlphaOne  Investment  Services,  LLC

PORTFOLIO MANAGERS



Dan Goldfarb, CFA, Senior Portfolio Manager, has managed the Fund since its inception.

Steven  Dray,  CFA, Portfolio Manager, has managed the Fund since its inception.



FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 8 OF THE PROSPECTUS.

ALPHAONE MICRO CAP EQUITY FUND

INVESTMENT OBJECTIVE

The investment objective of the AlphaOne Micro Cap Equity Fund (the "Fund") is to seek long-term capital appreciation.

FUND FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                                        I CLASS SHARES     INVESTOR CLASS SHARES     R CLASS SHARES
Management Fees                                                              1.00%                  1.00%                 1.00%
12b-1 Fees                                                                   None                   0.25%                 0.25%
Other Expenses
     Shareholder Servicing Fees                                              None                    None                 0.25%
     Other Operating Expenses(1)                                             0.78%                   0.78%                0.78%
Total Other Expenses(1)                                                      0.78%                   0.78%                1.03%
Total Annual Fund Operating Expenses                                         1.78%                   2.03%                2.28%
Less Fee Reductions and/or Expense Reimbursements                          (0.28)%                 (0.28)%              (0.28)%
Total Annual Fund Operating Expenses after Fee
Reductions and/or Expense Reimbursements2                                    1.50%                   1.75%                2.00%


(1) "Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.

(2) AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.50% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety
     (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR     3 YEARS
                    I Class Shares                  $153        $551
                    Investor Class Shares           $178        $627
                    R Class Shares                  $203        $703

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing the Fund's objective, AlphaOne Investment Services, LLC (the "Adviser"), the Fund's adviser, strives to build a portfolio with a risk profile less than that of the Russell 2000 Index that is comprised of both "value" and "growth" stocks. Value stocks are those the Adviser may deem to be priced cheaply relative to certain financial measures of worth. Growth stocks are those the Adviser may believe have above average prospects for economic growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of micro- capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this 80% test, equity securities include securities convertible into equity securities. The Fund considers micro-capitalization companies to be companies with market capitalizations equal to or less than one half of the weighted average market capitalization of the Russell 2000 Index at its annual rebalance. As of its most recent rebalance (June 25, 2010), one half of the weighted average market capitalization of the Russell 2000 Index was equal to $494 million.

In selecting securities for the Fund's portfolio, the Adviser begins with an initial investment universe generated from a broad number of sources including but not limited to industry referrals, previous knowledge of the company and rigorous due diligence such as company visits. The Adviser then evaluates each identified stock for desirable growth and value characteristics such as:
high return on equity and assets; free cash flow; revenues and earnings per share growth; high interest coverage; and low price-earnings and price-to-book ratios. This evaluation results in a focused list of stocks that the Adviser then subjects to a deeper fundamental analysis focusing on both specific company and stock characteristics. In particular, the Adviser seeks companies displaying sustainable competitive advantage; strong management; long product cycles; and pricing flexibility. In addition, the Adviser also performs due diligence on individual companies, which may include meeting directly with company management teams, talking with competitors and suppliers, and utilizing sell side research as a gauge of internal research findings. With respect to specific stock characteristics, the Adviser seeks high sustained return on investment; above average earnings per share growth; and attractive valuation. The resulting portfolio is expected to include 40-70 positions. After constructing the Fund's portfolio, the Adviser will seek to mitigate risk through asset diversification and limits on individual position sizes, as well as the monitoring of absolute and relative sector weights.

In general, the Adviser will sell a security when it reaches a predetermined price target. In addition, the Adviser has other sell disciplines in place, such as a fundamental change in a company's business, a change in the company's management or a failure by management to execute the business plan. A sale may also occur if the Adviser identifies a more attractive investment opportunity or if a position size grows to more than 5% of the Fund's portfolio.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MICRO-CAPITALIZATION COMPANY RISK - Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

GROWTH STYLE RISK - The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

VALUE STYLE RISK -Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION



The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

AlphaOne  Investment  Services,  LLC

PORTFOLIO MANAGERS



Dan Goldfarb, CFA, Senior Portfolio Manager, has managed the Fund since its inception.

Steven  Dray,  CFA, Portfolio Manager, has managed the Fund since its inception.

Chris  Crooks, CFA, Portfolio Manager, has managed the Fund since its inception.



FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 8 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE  AND  SALE  OF  FUND  SHARES



To purchase Investor Class, I Class or R Class Shares of a Fund for the first time, you must invest at least $2,500, $250,000 or $2,500, respectively. You can purchase additional Investor Class, I Class or R Class Shares of a Fund for as little as $100, $10,000 or $100, respectively.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Funds directly by mail at: AlphaOne Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: AlphaOne Funds, 430 West 7th Street, Kansas City, MO 64105) or by telephone at 1-855-4-ALPHAONE.



If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

TAX INFORMATION



Each Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.



PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Funds involves risk and there is no guarantee that the Funds will achieve their goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Funds, just as you could with other investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities in which a Fund invests include publicly and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.



MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS





The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash, money market instruments or other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective.



This prospectus describes the Funds' principal investment strategies and risks, and the Funds will normally invest in the types of securities described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goal.

INFORMATION  ABOUT  PORTFOLIO  HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

INVESTMENT  ADVISER

AlphaOne Investment Services, LLC, a Delaware limited liability company formed in 2008, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at One Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, PA 19428. As of December 31, 2010, the Adviser had approximately $372.3 million in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets for each Fund:

                    ------------------------------     -----
                    AlphaOne Small Cap Growth Fund     0.85%
                    ------------------------------     -----
                    AlphaOne Micro Cap Equity Fund     1.00%
                    ------------------------------     -----



The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep each Fund's net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of each Fund's average daily net assets until April 1, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between each Fund's total annual Fund operating expenses (not including excluded expenses) and 1.50% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

A discussion regarding the basis for the Board's approval of the Funds' investment advisory agreement will be available in the Funds' Semi-Annual Report to Shareholders dated April 30, 2011.



PORTFOLIO  MANAGERS

The Funds are managed by a team of investment professionals each of whom is jointly and primarily responsible for the day-to-day management of a Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

Daniel Goldfarb has been with the Adviser since 2009 when his investment team transitioned to the Adviser from OFI Institutional Asset Management. He serves as Head of the Fundamental Small/Micro Cap team and is responsible for managing the Micro Cap Core, Small Cap Growth, and Small Cap Core strategies. He has also served as an equity analyst for these strategies since their inception in 2000. He is jointly and primarily responsible for the day-to-day management of each Fund. Mr. Goldfarb served as a managing director/portfolio manager with the OFI Institutional/Babson Capital organization since 1995. Previously, Mr. Goldfarb held positions at Drexel Burnham Lambert, Smith Barney, and Wilmington Trust. Mr. Goldfarb has covered financial institutions during his entire career as well as several other industries including telecom, electric utilities, and REITs. He holds a B.A. from Hobart College and an M.B.A. from Vanderbilt University. Mr. Goldfarb is a CFA charterholder and Treasurer of the Bank Analyst Association of Boston.

Steven Dray has been with the Adviser since 2009. He is a portfolio manager for the Fundamental Small/Micro Cap team and is responsible for managing the Micro Cap Core, Small Cap Growth, and Small Cap Core strategies. Mr. Dray also serves as an equity analyst for these strategies. He is jointly and primarily responsible for the day-to-day management of each Fund. Prior to joining the Adviser in 2009, he worked in the OFI Institutional/Babson Capital organization since 2001, serving as a managing director/portfolio manager. Previously, Mr. Dray spent five years at Strong Capital Management as an associate portfolio manager/analyst and also was an Engineer at Lockheed Martin Aeronautics Company. He holds a B.S. in Electrical Engineering from Tufts University and an M.B.A. from Indiana University. Mr. Dray is a CFA charterholder and member of the Boston Security Analysts Society.

Chris Crooks has been with the Adviser since 2009. He is a portfolio manager for the Fundamental Small Cap Core/Growth team and is responsible for managing the Micro Cap Core and Small Cap Core strategies. Mr. Crooks also serves as an equity analyst for the Micro Cap Core, Small Cap Core, and Small Cap Growth strategies. He is jointly and primarily responsible for the day-to-day management of the AlphaOne Micro Cap Equity Fund. Prior to joining the Adviser, Mr. Crooks worked in the OFI Institutional/Babson Capital organization since 2003. Previously, Mr. Crooks was a managing director/analyst at Commerce Capital Markets responsible for covering the specialty chemicals and materials sectors. He also was a senior research analyst at Janney Montgomery Scott, LLC. He holds a B.S. in Chemical Engineering from Drexel University and an M.B.A. from Villanova University. Mr. Crooks is a CFA charterholder and is a member of the American Chemical Society.



RELATED PERFORMANCE DATA OF THE ADVISER



The following tables give the related performance of all actual, fee-paying separate accounts, each referred to as a "Composite," managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of each Fund. None of the Composites reflect all of the Adviser's assets under management. A complete list of the firm's composite descriptions is available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUNDS. Performance is related and does not represent the future performance of the Funds or of the Adviser.

The Adviser claims compliance with the Global Investment Performance Standards (GIPS ) and has prepared and presented this report in compliance with the GIPS standards. The Adviser has been independently verified for the periods January 1, 2000 to December 31, 2009. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm's policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. The Small Cap Growth Composite and the Micro Cap Core Composite have been examined for the periods January 1, 2000 to December 31, 2009. The verification and performance examination reports are available upon request.

Performance results are presented both net of fees and gross of fees. "Net of fees" performance results are net of all fees, expenses and, if applicable, sales loads or placements fees. Because of variation in fee levels, "net of fees" Composite returns may not be reflective of performance in any one particular portfolio. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The performance of each Composite (net of fees) reflects the Adviser's applicable portfolio fees and expenses; however, each Fund's fees and expenses are generally expected to be higher than those of the respective Composite. If each Fund's fees and expenses had been imposed on the respective Composite, the performance shown below would have been lower. The Composites are not subject to the same type of expenses to which the Fund is subject and is not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composites could have been adversely affected if the Composites were subject to the same federal securities and tax laws as the Funds.



The investment results for each Composite presented below are not intended to predict or suggest the future returns of the Funds. The performance data shown below should not be considered a substitute for the Funds' own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

PERFORMANCE  INFORMATION  FOR  THE  ADVISER'S  SMALL  CAP  GROWTH
COMPOSITE (1,2)
(March  1,  2000  through  December  31,  2009)

THE FOLLOWING DATA ILLUSTRATES THE PAST PERFORMANCE OF THE ADVISER IN MANAGING SUBSTANTIALLY SIMILAR ACCOUNTS AND DOES NOT REPRESENT THE PERFORMANCE OF THE ALPHAONE SMALL CAP GROWTH FUND.



------------------------------------------------------------------------------------------------------------------------------------
         ANNUAL      ANNUAL TOTAL  RUSSELL                               TOTAL ASSETS(6)
         TOTAL        RETURN       2000       NUMBER                       AT END OF
        RETURN (NET   (GROSS OF     GROWTH        OF                           PERIOD      PERCENTAGE OF
YEAR    OF FEES)(3)    FEES)(3)    INDEX(4)   PORTFOLIOS   DISPERSION(5)   ($ THOUSANDS)    FIRM ASSETS
------------------------------------------------------------------------------------------------------------------------------------

2010     21.65%        20.65%     29.09%          <5          N/A           $65,400         17.57%
------------------------------------------------------------------------------------------------------------------------------------
2009     36.39%        37.54%     34.47%          <5          N/A           $53,752         15.25%
------------------------------------------------------------------------------------------------------------------------------------
2008     (29.34)%    (28.72)%   (38.54)%          <5          N/A           $81,142          1.16%
------------------------------------------------------------------------------------------------------------------------------------
2007     3.59%          4.46%      7.05%          <5          N/A          $235,060          1.84%
------------------------------------------------------------------------------------------------------------------------------------
2006     10.60%        11.53%     13.35%          <5          N/A          $375,516          3.71%
------------------------------------------------------------------------------------------------------------------------------------
2005     8.70%          9.61%      4.15%          7          0.5%          $633,438          0.07%
------------------------------------------------------------------------------------------------------------------------------------
2004     15.02%        15.96%     14.31%          7          0.8%          $342,000          0.04%
------------------------------------------------------------------------------------------------------------------------------------
2003     38.82%        39.98%     48.54%          <5          N/A           $83,558          0.01%
------------------------------------------------------------------------------------------------------------------------------------
2002     (18.14)%    (17.43)%   (30.26)%          <5          N/A           $21,964          0.03%
------------------------------------------------------------------------------------------------------------------------------------
2001     (1.23)%      (0.38)%    (9.23)%          <5          N/A           $26,550          0.04%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Composite: The Small Cap Growth Composite includes portfolios seeking long-term capital growth by investing in a diversified portfolio of small capitalization stocks. These portfolios seek to outperform the Russell 2000 Growth Index ("the Index"), as well as an appropriate peer group, over a full market cycle. The strategy targets attractively valued companies with higher than average growth in return on equity and earnings. Value is added through stock selection by bottom-up, fundamental research. Market capitalization of investments, at the time of purchase, will fall within the market capitalization range of the Russell 2000 Growth Index.

The Composite includes fully discretionary taxable and tax-exempt portfolios for all periods presented. The minimum portfolio value requirement for inclusion in the Composite was originally set at $5 million; however, this minimum was removed on June 30, 2008.

Performance results include all portfolios under the Adviser's management that meet the Composite definition. A portfolio is included in the Composite when it is deemed that the investments made by the Adviser fully reflect the intended investment strategy. Inclusion will occur by the later of (i) when the portfolio meets the minimum portfolio value for the Composite or (ii) the fifth monthly performance measurement period after the assets come under management. Closed portfolios are included through the last full month under management.

(2) Management has used a time-weighted, monthly linked rate of return formula with daily adjustments for cash flows, described below. The monthly rate of return for an eligible account is the percentage change in the market value of the account during the month, taking into account the effect of any cash additions or withdrawals that occur dating the month. Such cash additions or withdrawals are accounted for using the modified Dietz method. The modified Dietz method weights each cash flow by the amount of time it is held in the portfolio. Management defines a significant cash flow as an account with monthly cash contributions or withdrawals in excess of 10% of the account value. If management determines that a significant cash flow disrupts the implementation of the investment style and strategy for the respective account, the account is temporarily removed from the Composite at the beginning of the month in which the significant cash flow occurs. The account is returned to the respective Composite the following month. Additional information regarding the treatment of significant cash flows and the calculation of returns is available upon request.

Monthly Composite returns are calculated by asset weighting each account's monthly return based on the end-of-month market values. Each quarterly Composite rate of return is determined by compounding the asset-weighted monthly rates of return. The annual returns are computed by compounding the quarterly rates of return.

Performance results are net of execution costs, exclude the effect of all income taxes, and assume the reinvestment of all interest, dividends, and capital gains. Performance presented is based on returns in U.S. dollars. Investments are valued using an independent pricing source. Interest income is recorded as earned. Dividend income is recorded on the ex-dividend date.

Gross performance results do not reflect the deduction of management and custody fees, which will reduce the rates of return. The Adviser charges an annual investment advisory fee based on the account's ending net asset value for the period. Fees are negotiable depending on the size of the account, but are generally in the range of 0.75% to 1.00% per annum. Standard management fee per annum for a separately managed account within this Composite is 0.85%. Management fees are billed in arrears and do not include custody fees.



(3) The Composite gross-of-fees returns shown include the reinvestment of income and the impact of transaction costs, but do not include the deduction of investment advisory fees or any other account expenses, such as custodial fees. Composite net-of-fee returns reflect the deduction of the maximum investment advisory fee as determined by the fee schedule. Composite net of fees returns are net of all fees, expenses and, if applicable, sales loads or placements fees. While actual portfolios incur transaction expenses, pay investment advisory fees, and may incur other account expenses, the benchmark index is shown without the impact of such charges. Annual fees for the Fundamental Small Cap Growth product are 0.85% of the first $25 million under management, 0.75% for the next $25 million, 0.65% for the next $50 million, and 0.55% for any additional amount. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size.

(4) The Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values than the value universe. The Russell 2000 Index is a market-cap weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, an index that represents approximately 98% of the investable U.S. Equity Market. The Russell indices have been reconstituted annually since 1989.

(5) Composite dispersion measures the consistency of a firm's composite performance results with respect to the individual account returns within the composite for the full year. The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented within the Composite for a full year. For periods where less than five accounts were included in the Composite, standard deviation is not disclosed, as it is not considered meaningful.

(6) Total Assets are defined as assets of all investment advisory accounts of the Adviser.



PERFORMANCE INFORMATION FOR THE ADVISER'S MICRO CAP CORE COMPOSITE (1,2) (January 1, 2000 through December 31, 2009)

THE FOLLOWING DATA ILLUSTRATES THE PAST PERFORMANCE OF THE ADVISER IN MANAGING SUBSTANTIALLY SIMILAR ACCOUNTS AND DOES NOT REPRESENT THE PERFORMANCE OF THE ALPHAONE MICRO CAP EQUITY FUND.



------------------------------------------------------------------------------------------------------------------------------------
         ANNUAL      ANNUAL TOTAL                                       TOTAL ASSETS(6)
         TOTAL        RETURN       RUSSELL     NUMBER                       AT END OF
        RETURN (NET   (GROSS OF     2000         OF                         PERIOD        PERCENTAGE OF
YEAR    OF FEES)(3)    FEES)(3)    INDEX(4)   PORTFOLIOS   DISPERSION(5)   ($ THOUSANDS)    FIRM ASSETS
------------------------------------------------------------------------------------------------------------------------------------
2010     29.99%       28.78%     26.85%            9          0.3%          $184,575          49.60%
--------------------------------------------------------------------------------
2009     15.52%       16.67%     27.17%           17          0.8%          $199,893           0.75%
--------------------------------------------------------------------------------
2008   (23.93)%     (23.15)%     (33.79)%         20          0.6%          $281,344           0.64%
--------------------------------------------------------------------------------
2007      3.13%        4.16%     (1.57)%          14          0.5%          $274,233           0.49%
--------------------------------------------------------------------------------
2006     15.93%       17.08%     18.37%           17          0.6%          $286,015           0.58%
--------------------------------------------------------------------------------
2005     10.69%       11.79%     4.55%            24          0.3%          $380,000           0.29%
--------------------------------------------------------------------------------
2004     19.33%       20.51%     18.33%           25          0.6%          $423,000           0.55%
--------------------------------------------------------------------------------
2003     43.28%       44.71%     47.25%           22          1.0%          $352,000           0.98%
--------------------------------------------------------------------------------
2002     (7.18)%     (6.24)%     (20.48)%         21          1.0%          $261,000           1.01%
--------------------------------------------------------------------------------
2001     30.20%       31.48%     2.49%            12          1.4%          $213,000           1.38%
--------------------------------------------------------------------------------



(1) The Composite: Portfolios included in the Composite seek to provide long-term growth of capital by investing in a diversified portfolio of equity securities of micro-capitalization ("micro cap") companies. The objective is to outperform the Russell 2000 Index ("Russell 2000" or "the Index") over a full market cycle, with attention to the risk relative to the benchmark. The Adviser defines micro-cap as, at time of initial purchase, one-half of the average dollar-weighted market capitalization of the Russell 2000 as determined on the re-constitution date of the Index (annually July 1). Prior to June 2000, the purchase maximum limit was set at a constant $250 million and not adjusted annually. Value is added by seeking attractively valued companies through solid fundamental research and a bottom-up stock picking approach.

The Composite includes fully discretionary portfolios and, prior to June 30, 1998, included a non-fee paying portfolio. The minimum portfolio value requirement for inclusion in the Composite initially was set at $3 million; however, the minimum value was removed in July 2008. The Composite was created in June 1998. The name of the Composite was changed from the Small Company Opportunities Composite in June 2003.

Performance results include all portfolios under the Adviser's management that meet the Composite definition. A portfolio is included in the Composite when it is deemed that the investments made by the Adviser fully reflect the intended investment strategy. Inclusion will occur by the later of (i) when a portfolio meets the minimum portfolio value for the Composite, or (ii) the fifth monthly performance measurement period after the assets come under management. Closed portfolios are included through the last full month under management.

(2) Management has used a time-weighted, monthly linked rate of return formula with daily adjustments for cash flows, described below. The monthly rate of return for an eligible account is the percentage change in the market value of the account during the month, taking into account the effect of any cash additions or withdrawals that occur during the month. Such cash additions or withdrawals are accounted for using the modified Dietz method. The modified Dietz method weights each cash flow by the amount of time it is held in the portfolio. Management defines a significant cash flow as an account with monthly cash contributions or withdrawals in excess of 10% of the account value. If management determines that a significant cash flow disrupts the implementation of the investment style and strategy for the respective account, the account is temporarily removed from the Composite at the beginning of the month in which the significant cash flow occurs. The account is returned to the respective Composite the following month. Additional information regarding the treatment of significant cash flows and the calculation of returns is available upon request.

Monthly Composite returns are calculated by asset weighting each account's monthly return based on the beginning-of-month market values. Each quarterly Composite rate of return is determined by compounding the asset-weighted monthly rates of return. The annual returns are computed by compounding the quarterly rates of return.

Performance results are net of execution costs, exclude the effect of all income taxes, and assume the reinvestment of all interest, dividends, and capital gains. Performance presented is based on returns in U.S. dollars. Investments are valued using an independent pricing source. Interest income is recorded as earned. Dividend income is recorded on the ex-dividend date.

Gross performance results do not reflect the deduction of management and custody fees, which will reduce the rates of return. The Adviser charges an annual investment advisory fee based on the account's average net asset value for the period. Fees are negotiable depending on the size of the account, but are generally in the range of 0.50% to 1.00% per annum. Standard management fee per annum for a separately managed account within this Composite is 1%. Management fees are billed quarterly in arrears and do not include custody fees.



(3) The Composite gross-of-fees returns shown include the reinvestment of income and the impact of transaction costs, but do not include the deduction of investment advisory fees or any other account expenses, such as custodial fees. Composite net-of-fee returns reflect the deduction of the maximum investment advisory fee as determined by the fee schedule. Composite net of fees returns are net of all fees, expenses and, if applicable, sales loads or placements fees. While actual portfolios incur transaction expenses, pay investment advisory fees, and may incur other account expenses, the benchmark index is shown without the impact of such charges. Annual fees for the Fundamental Micro Cap Core product are 1.00% of the market value of the assets under management. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size.

(4) The Russell 2000 is a market cap-weighted index that measures the performance of the 2,000 smallest stocks in the Russell 3000 index, an index that represents approximately 98% of the investable U.S. equity market. The Russell indices have been reconstituted annually since 1989.

(5) Composite dispersion measures the consistency of a firm's composite performance results with respect to the individual account returns within the composite for the full year. The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented within the Composite for a full year. For periods where less than five accounts were included in the Composite, standard deviation is not disclosed, as it is not considered meaningful.

(6) Total Assets are defined as assets of all investment advisory accounts of the Adviser.

PURCHASING, SELLING AND EXCHANGING FUND SHARES



This section tells you how to purchase, sell (sometimes called "redeem") and exchange Investor Class, I Class and R Class Shares of the Funds.

I Class Shares are for individual and institutional investors. Investor Class and R Class Shares are for individual and retail investors.



HOW  TO  PURCHASE  FUND  SHARES



To purchase shares directly from the Funds, complete and send in the application. If you need an application or have questions, please call 1-855-4-ALPHAONE.



All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to suspend all sales of new shares or to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY  MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest By Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund's name. Make your check payable to "AlphaOne Funds."

REGULAR  MAIL  ADDRESS

AlphaOne Funds
P.O.  Box  219009
Kansas  City,  MO  64121-9009

EXPRESS  MAIL  ADDRESS

DST  Systems,  Inc.
c/o AlphaOne Funds
430 W. 7th Street
Kansas City, MO  64105

BY  WIRE



To open an account by wire, call 1-855-4-ALPHAONE for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund's name and your account number).



WIRING  INSTRUCTIONS

UMB Bank, N.A.
ABA#:  101000695
AlphaOne Funds
DDA# 9870523965
Ref: Fund name/account name/account number



BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR "ACH") (INVESTOR CLASS AND R CLASS SHARES ONLY)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually and annually in amounts of at least $100 per Fund. To cancel or change a plan, write to the Funds at: AlphaOne Funds, P.O. Box 219009, Kansas City, MO 64121 (Express Mail Address: 430 W. 7th Street, Kansas City, MO 64015). Please allow up to 15 days to create the plan and 3 days to cancel or change it.



GENERAL  INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after the Funds or authorized institution receives your purchase order in proper form. "Proper form" means that the Funds were provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.



A Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Funds (or an authorized institution) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Funds may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY



In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of the Funds through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Funds prior to the time the Funds calculate their NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Funds after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption requests for Fund shares ("authorized institutions"). These requests are executed at the NAV next determined after the authorized institution receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. To determine whether your financial intermediary is an authorized institution such that it may act as agent on behalf of the Funds with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your authorized institution directly.



HOW  THE  FUNDS  CALCULATE  NAV

NAV for one Fund share is the value of that share's portion of the net assets of a Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Funds' Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Funds' Fair Value Pricing Committee, members of which are appointed by the Board. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Funds would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV.

MINIMUM PURCHASES



You can open an account with Investor Class, I Class or R Class Shares of the Funds with a minimum initial investment of $2,500, $250,000, or $2,500, respectively. The Funds may accept investments of smaller amounts in their sole discretion. You can purchase additional Investor Class, I Class or R Class Shares of a Fund for as little as $100, $10,000 or $100, respectively. The Funds reserve the right to waive the minimum initial investment amount in their sole discretion.



FUND CODES

The reference information listed below will be helpful to you when you contact the Funds to purchase Investor Class, I Class and R Class Shares, check daily NAV or obtain additional information.

FUND NAME                              TICKER SYMBOL     CUSIP     FUND CODE



AlphaOne Small Cap Growth Fund
 Investor Class                            AOSAX       00769G808     8613
 I Class                                   AOSCX       00769G881     8614
 R Class                                   AOSRX       00769G873     8615
AlphaOne Micro Cap Equity Fund
 Investor Class                            AOMAX       00769G865     8610
 I Class                                   AOMCX       00769G857     8611
 R Class                                   AOMRX       00769G840     8612



HOW TO SELL YOUR FUND SHARES



If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-855-4-ALPHAONE.



If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing. Certain redemption requests require signature guarantees by a bank or member firm of a national securities exchange. For example, signature guarantees may be required if your address of record or banking instructions have recently been changed, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are for the protection of the shareholders. Before it grants a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization.

The sale price of each share will be the NAV next determined after the Funds receive your request.

BY  MAIL

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

     REGULAR  MAIL  ADDRESS

     AlphaOne Funds
     P.O. Box 219009
     Kansas City, MO 64121-9009

     EXPRESS MAIL ADDRESS

     DST Systems, Inc.
     c/o AlphaOne Funds
     430  West  7th  Street
     Kansas  City,  MO  64105

BY  TELEPHONE



To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-855-4-ALPHAONE to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you or send them to your bank via wire or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH) (INVESTOR CLASS AND R CLASS SHARES ONLY)



If your account balance is at least $2,500, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within seven days after the effective date of your order. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account once you have established banking instructions with the Funds. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS  IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Funds may also redeem in kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES



If your account balance drops below $1,250, $125,000 and $1,250 for Investor Class, I Class and R Class Shares, respectively, because of redemptions, you may be required to sell your shares. The Funds generally will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares. The Funds reserve the right to waive the minimum account value requirement in their sole discretion.



HOW  TO  EXCHANGE  FUND  SHARES



At no charge, you may exchange Investor Class, I Class or R Class Shares of one AlphaOne Fund for Investor Class, I Class or R Class Shares, respectively, of another AlphaOne Fund by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).



The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

SUSPENSION  OF  YOUR  RIGHT  TO  SELL  YOUR  SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

TELEPHONE  TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES



The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Class Shares and R Class Shares that allows the Funds to pay distribution and service fees for the sale and distribution of their shares, and for services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Investor Class Shares and R Class Shares of each Fund is 0.25%.



SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.



The Funds have adopted a shareholder servicing plan for R Class Shares that provides that each Fund may pay financial intermediaries for shareholder services in an amount not to exceed 0.25% based on the average daily net assets of the Fund's R Class Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds' shareholders, as described in the section below.



PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" under the heading "Shareholder Services" in the Funds' SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Funds' shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Funds investments, requiring the Funds to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

In addition, because the Funds may invest in micro-, small- and mid-cap securities, which often trade in lower volumes and may be less liquid, the Funds may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds' shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:



     o Shareholders are restricted from making more than one (1) "round trip," including an exchange, into or out of the Funds within any 90-day period. If a shareholder exceeds this amount, the Funds and/or their service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a "round trip" as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Funds reserve the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds', or in certain instances, the financial intermediary's, market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds', or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER  IDENTIFICATION  AND  VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY  LAUNDERING  PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Funds, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Funds in cash after the Funds receive your notice. To cancel your election, simply send written notice to the Funds. Distributions from the Funds will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Funds will be required to pay taxes on such distributions from other resources.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds, may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions (including net short-term capital gains), other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.



Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).



MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                        THE ADVISORS' INNER CIRCLE FUND

                                 ALPHAONE FUNDS

INVESTMENT ADVISER

AlphaOne Investment Services, LLC
One Tower Bridge
100 Front Street
Suite 1250
West Conshohocken, PA 19428

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated April 1, 2011, includes detailed information about The Advisors' Inner Circle Fund and the AlphaOne Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION (PLEASE NOTE THAT THE FUNDS DO NOT CURRENTLY HAVE A WEBSITE):

BY TELEPHONE:  CALL 1-855-4-ALPHAONE



BY MAIL:  Write to us at:
AlphaOne Funds
P.O. Box 219009
Kansas City, Missouri 64121-9009



FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-06400.


                                                                 ACP-PS-001-0100

                        THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                 APRIL 1, 2011



                      ALPHAONE U.S. EQUITY LONG SHORT FUND
                         INVESTOR CLASS SHARES (AORAX)
                             I CLASS SHARES (AORCX)
                             R CLASS SHARES (AORRX)


                  INVESTOR CLASS, I CLASS, AND R CLASS SHARES



                              INVESTMENT ADVISER:
                       ALPHAONE INVESTMENT SERVICES, LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                          PAGE
ALPHAONE U.S. EQUITY LONG SHORT FUND
INVESTMENT OBJECTIVE .......................................................1
FUND FEES AND EXPENSES .....................................................1
PRINCIPAL INVESTMENT STRATEGIES ............................................2
PRINCIPAL RISKS ............................................................3
PERFORMANCE INFORMATION ....................................................4
INVESTMENT ADVISER .........................................................4

PORTFOLIO MANAGER ..........................................................4

TAX INFORMATION ............................................................5
PAYMENTS TO BROKER-DEALERS AND OTHER
      FINANCIAL INTERMEDIARIES COMPENSATION ................................5
MORE INFORMATION ABOUT RISK ................................................6

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS ..............................7

INFORMATION ABOUT PORTFOLIO HOLDINGS .......................................7
INVESTMENT ADVISER .........................................................7

PORTFOLIO MANAGER ..........................................................7


PURCHASING, SELLING AND EXCHANGING FUND SHARES .............................8
DISTRIBUTION OF FUND SHARES ...............................................13
SHAREHOLDER SERVICING ARRANGEMENTS ........................................14
PAYMENTS TO FINANCIAL INTERMEDIARIES ......................................14
OTHER POLICIES ............................................................15
DIVIDENDS AND DISTRIBUTIONS ...............................................17
TAXES .....................................................................17
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND                     Back Cover

ALPHAONE U.S. EQUITY LONG SHORT FUND

INVESTMENT OBJECTIVE

The investment objective of the AlphaOne U.S. Equity Long Short Fund (the "Fund") is to seek long-term capital appreciation.

FUND FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                                        I CLASS SHARES     INVESTOR CLASS SHARES     R CLASS SHARES
Management Fees                                                              1.25%                  1.25%                 1.25%
12b-1 Fees                                                                   None                   0.25%                 0.25%
Other Expenses
     Dividend and Interest Expense on Securities Sold Short(1)               0.20%                   0.20%                0.20%
     Shareholder Servicing Fees                                              None                    None                 0.25%
     Other Operating Expenses(1)                                             0.80%                   0.80%                0.80%
Total Other Expenses(1)                                                      1.00%                   1.00%                1.25%
Total Annual Fund Operating Expenses                                         2.25%                   2.50%                2.75%
Less Fee Reductions and/or Expense Reimbursements                          (0.05)%                 (0.05)%              (0.05)%
Total Annual Fund Operating Expenses after Fee
Reductions and/or Expense Reimbursements (2)                                 2.20%                   2.45%                2.70%


1 "Dividend and Interest Expense on Securities Sold Short," "Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
2 AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 2.00% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 2.00% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR     3 YEARS
                    I Class Shares             $223       $698
                    Investor Class Shares      $248       $774
                    R Class Shares             $273       $848


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

AlphaOne Investment Services, LLC (the "Adviser"), the Fund's adviser, seeks to achieve the Fund's objective by taking long and short positions in equity securities of small and medium capitalization companies located in the United States. The Fund typically maintains a net long exposure of approximately 130% and expects that, on average, 30% of the Fund's assets will be sold "short." With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security at a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund seeks to invest in securities of U.S. companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

The Adviser combines intensive fundamental research and quantitative methodologies to select securities for the Fund's portfolio. In particular, the Adviser focuses on industries it expects will sustain faster than average earnings growth rates (e.g. technology, healthcare, consumer products and services, business services, telecommunications, and media). The Adviser's fundamental research and quantitative methodologies focus on recognizing growth characteristics the Adviser believes will create superior investment returns over time, such as rising levels of profitability, rising earnings estimates, improving balance sheets and industry leadership. The Adviser purchases "long" those securities it believes are likely to produce superior future earnings growth and sells "short" those securities it believes are likely to produce earnings growth at a slower rate than consensus forecasts. To identify candidates for short sales, the Adviser focuses on companies which exhibit unfavorable growth characteristics such as falling levels of profitability, falling earnings estimates, deteriorating balance sheets, and poor industry positioning. The Adviser's research also seeks to uncover companies with excessive leverage, which might trigger a liquidity crisis or bankruptcy, and companies where fraud or accounting irregularities exist that, upon being revealed, would cause a steep decline in the price of a company's stock. In addition to fundamental research and quantitative methodologies, the Adviser also seeks to add value through trading by finding attractive entry and exit points for particular securities based on valuation techniques, technical analysis, risk management and an appreciation of market psychology.

The Adviser will sell a security when it reaches a predetermined price target or it determines that a company's fundamentals are deteriorating beyond acceptable levels. In addition, the Adviser will trim the Fund's long positions to keep weightings in the portfolio at desired levels.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.



PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

AlphaOne  Investment  Services,  LLC



PORTFOLIO MANAGER

Karl  Richter,  Portfolio  Manager,  has  managed  the Fund since its inception.



PURCHASE  AND  SALE  OF  FUND  SHARES



To purchase Investor Class, I Class or R Class Shares of the Fund for the first time, you must invest at least $2,500, $250,000 or $2,500, respectively. You can purchase additional Investor Class, I Class or R Class Shares of the Fund for as little as $100, $10,000 or $100, respectively.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail at: AlphaOne Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: AlphaOne Funds, 430 West 7th Street, Kansas City, MO 64105) or by telephone at 1-855-4-ALPHAONE.



If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

TAX INFORMATION



The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.



PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities in which the Fund invests include publicly and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.



MORE INFORMATION ABOUT THE FUND'S INVESTMENTS





The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments or other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective.



This prospectus describes the Fund's principal investment strategy and risks, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION  ABOUT  PORTFOLIO  HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

INVESTMENT  ADVISER

AlphaOne Investment Services, LLC, a Delaware limited liability company formed in 2008, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at One Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, PA 19428. As of December 31, 2010, the Adviser had approximately $372.3 million in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund's net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 2.00% of the Fund's average daily net assets until April 1, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund's total annual Fund operating expenses (not including excluded expenses) and 2.00% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.



A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Semi-Annual Report to Shareholders dated April 30, 2011.



PORTFOLIO  MANAGER

The Fund is managed by Karl Richter, who is primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of Fund shares.

Karl Richter has been with the Adviser since March 2009 and has more than 12 years of investment experience. He is part of the founding investment team at the Adviser and has served as a Senior Research Analyst since March 2009 and as a Portfolio Manager since July 2010. Prior to joining the Adviser, Mr. Richter spent eight investing in long/short equity hedge fund strategies at Susquehanna International Group and SAC Capital Advisors. At Susquehanna from 2005 to 2008, he was portfolio manager of a fundamentally-driven long/short investment strategy focused in the technology and renewable energy sectors, including listings in the United States, Asia and Europe across a range of market capitalizations. He managed a team of five research analysts and also advised Susquehanna's equity option and volatility trading desks and the firm's dedicated private equity affiliates on venture capital and private placements in his sectors. At SAC Capital from 2004 to 2005, Mr. Richter was a senior analyst specializing in large-cap U.S. technology stocks. From 2001 to early 2004, he was a buy-side research analyst at Susquehanna. From 1999 to 2001, he was an equity research analyst at Lehman Brothers and Robertson Stephens. Mr. Richter earned a B.S. in Mechanical Engineering from the Massachusetts Institute of Technology.

PURCHASING, SELLING AND EXCHANGING FUND SHARES



This section tells you how to purchase, sell (sometimes called "redeem") and exchange Investor Class, I Class and R Class Shares of the Fund.

I Class Shares are for individual and institutional investors. Investor Class and R Class Shares are for individual and retail investors.



HOW  TO  PURCHASE  FUND  SHARES



To purchase shares directly from the Fund, complete and send in the application. If you need an application or have questions, please call 1-855-4-ALPHAONE.



All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to suspend all sales of new shares or to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY  MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest By Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund's name. Make your check payable to "AlphaOne Funds."

REGULAR  MAIL  ADDRESS

AlphaOne Funds
P.O.  Box  219009
Kansas  City,  MO  64121-9009

EXPRESS  MAIL  ADDRESS

DST  Systems,  Inc.
c/o AlphaOne Funds
430 W. 7th Street
Kansas City, MO  64105

BY  WIRE



To open an account by wire, call 1-855-4-ALPHAONE for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund's name and your account number).



WIRING  INSTRUCTIONS

UMB Bank, N.A.
ABA#:  101000695
AlphaOne Funds
DDA# 9870523965
Ref: Fund name/account name/account number



BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR "ACH") (INVESTOR CLASS AND R CLASS SHARES ONLY)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually and annually in amounts of at least $100. To cancel or change a plan, write to the Fund at: AlphaOne Funds, P.O. Box 219009, Kansas City, MO 64121 (Express Mail Address: 430 W. 7th Street, Kansas City, MO 64015). Please allow up to 15 days to create the plan and 3 days to cancel or change it.



GENERAL  INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after the Fund or authorized institution receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.



The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund (or an authorized institution) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.



Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY



In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption requests for Fund shares ("authorized institutions"). These requests are executed at the NAV next determined after the authorized institution receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. To determine whether your financial intermediary is an authorized institution such that it may act as agent on behalf of the Fund with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your authorized institution directly.



HOW  THE  FUND  CALCULATES  NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES



You can open an account with Investor Class, I Class or R Class Shares of the Fund with a minimum initial investment of $2,500, $250,000, or $2,500, respectively. The Fund may accept investments of smaller amounts in its sole discretion. You can purchase additional Investor Class, I Class or R Class Shares of the Fund for as little as $100, $10,000 or $100, respectively. The Fund reserves the right to waive the minimum initial investment amount in its sole discretion.



FUND CODES



The reference information listed below will be helpful to you when you contact the Fund to purchase Investor Class, I Class and R Class Shares, check daily NAV or obtain additional information.

FUND NAME                                  TICKER SYMBOL     CUSIP     FUND CODE
AlphaOne U.S. Equity Long Short Fund
 Investor Class                                AORAX       00769G832     8616
 I Class                                       AORCX       00769G824     8617
 R Class                                       AORRX       00769G816     8618



HOW TO SELL YOUR FUND SHARES



If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-855-4-ALPHAONE.



If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing. Certain redemption requests require signature guarantees by a bank or member firm of a national securities exchange. For example, signature guarantees may be required if your address of record or banking instructions have recently been changed, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are for the protection of the shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

The sale price of each share will be the NAV next determined after the Fund receives your request.

BY  MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

     REGULAR  MAIL  ADDRESS

     AlphaOne Funds
     P.O. Box 219009
     Kansas City, MO 64121-9009

     EXPRESS MAIL ADDRESS

     DST Systems, Inc.
     c/o AlphaOne Funds
     430  West  7th  Street
     Kansas  City,  MO  64105

BY  TELEPHONE



To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-855-4-ALPHAONE to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.



BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH) (INVESTOR CLASS AND R CLASS SHARES ONLY)



If your account balance is at least $2,500, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.



RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the effective date of your order. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS  IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Fund may also redeem in kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES



If your account balance drops below $1,250, $125,000 and $1,250 for Investor Class, I Class and R Class Shares, respectively, because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares. The Fund reserves the right to waive the minimum account value requirement in their sole discretion.



HOW  TO  EXCHANGE  FUND  SHARES



At no charge, you may exchange Investor Class, I Class or R Class Shares of one AlphaOne Fund for Investor Class, I Class or R Class Shares, respectively, of another AlphaOne Fund by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).



The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

SUSPENSION  OF  YOUR  RIGHT  TO  SELL  YOUR  SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

TELEPHONE  TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES



The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Class Shares and R Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Investor Class Shares and R Class Shares of the Fund is 0.25%.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or its respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.



The Fund has adopted a shareholder servicing plan for R Class Shares that provides that the Fund may pay financial intermediaries for shareholder services in an amount not to exceed 0.25% based on the average daily net assets of the Fund's R Class Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund's shareholders, as described in the section below.



PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" under the heading "Shareholder Services" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

In addition, because the Fund may invest in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:



     o Shareholders are restricted from making more than one (1) "round trip," including an exchange, into or out of the Fund within any 90-day period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.



     o The Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's, market-timing policy; (2) furnish the Fund, upon their request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER  IDENTIFICATION  AND  VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY  LAUNDERING  PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and make distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Fund in cash after the Fund receives your notice. To cancel your election, simply send written notice to the Fund. Distributions from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions (including net short-term capital gains), other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).



MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                        THE ADVISORS' INNER CIRCLE FUND

                      ALPHAONE U.S. EQUITY LONG SHORT FUND

INVESTMENT ADVISER

AlphaOne Investment Services, LLC
One Tower Bridge
100 Front Street
Suite 1250
West Conshohocken, PA 19428

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated April 1, 2011, includes detailed information about The Advisors' Inner Circle Fund and the AlphaOne U.S. Equity Long Short Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT CURRENTLY HAVE A WEBSITE):

BY TELEPHONE:  CALL 1-855-4-ALPHAONE



BY MAIL:  Write to us at:
AlphaOne Funds
P.O. Box 219009
Kansas City, Missouri 64121-9009



FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-06400.



                                                                 ACP-PS-002-0100

                      STATEMENT OF ADDITIONAL INFORMATION

                         ALPHAONE SMALL CAP GROWTH FUND
                         INVESTOR CLASS SHARES (AOSAX)
                             I CLASS SHARES (AOSCX)
                             R CLASS SHARES (AOSRX)

                         ALPHAONE MICRO CAP EQUITY FUND
                         INVESTOR CLASS SHARES (AOMAX)
                             I CLASS SHARES (AOMCX)
                             R CLASS SHARES (AOMRX)

                      ALPHAONE U.S. EQUITY LONG SHORT FUND
                         INVESTOR CLASS SHARES (AORAX)
                             I CLASS SHARES (AORCX)
                             R CLASS SHARES (AORRX)



                EACH A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                 APRIL 1, 2011

                              INVESTMENT ADVISER:
                       ALPHAONE INVESTMENT SERVICES, LLC



This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the AlphaOne Small Cap Growth Fund, AlphaOne Micro Cap Equity Fund and AlphaOne U.S. Equity Long Short Fund (each a "Fund" and together, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Funds' prospectus dated April 1, 2011 (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain a Prospectus free of charge by calling 1-855-4-ALPHAONE.


                               TABLE OF CONTENTS
                               -----------------
THE TRUST .................................................................1
DESCRIPTION OF PERMITTED INVESTMENTS ......................................1
INVESTMENT LIMITATIONS ...................................................23
THE ADVISER ..............................................................25
THE PORTFOLIO MANAGERS ...................................................26
THE ADMINISTRATOR ........................................................27
THE DISTRIBUTOR ..........................................................27
PAYMENTS TO FINANCIAL INTERMEDIARIES .....................................28
THE TRANSFER AGENT .......................................................29
THE CUSTODIAN ............................................................29
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................29
LEGAL COUNSEL ............................................................29
TRUSTEES AND OFFICERS OF THE TRUST .......................................30
PURCHASING AND REDEEMING SHARES ..........................................39
DETERMINATION OF NET ASSET VALUE .........................................40
TAXES ....................................................................41
FUND TRANSACTIONS ........................................................44
PORTFOLIO HOLDINGS .......................................................45
DESCRIPTION OF SHARES ....................................................47
SHAREHOLDER LIABILITY ....................................................47
LIMITATION OF TRUSTEES' LIABILITY ........................................47
PROXY VOTING .............................................................47
CODE OF ETHICS ...........................................................47
5% AND 25% SHAREHOLDERS ..................................................47
APPENDIX A - RATINGS ....................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES .......................B-1

April 1, 2011



ACP-SX-001-0100

THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The
Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.





DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in Investor Class Shares, I Class Shares and R Class Shares. The different classes provide for variations in certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the Prospectuses. The Trust reserves the right to create and issue additional classes of shares. For more information on shareholder servicing and distribution expenses, see "The Distributor."



VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate the Funds without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Trust's Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's investment objective and principal investment strategies are described in the Prospectus. Each Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of permitted investments and investment practices of the Funds and the associated risk factors. Each Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and as permitted by its stated investment policies.

FIXED INCOME SECURITIES

Fixed income securities, otherwise known as debt securities, consistent primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Issuers use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES  OF  DEBT  SECURITIES:

U.S. GOVERNMENT SECURITIES - The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. Each Fund's investment managers will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences of mortgage-backed securities are:

     o payments of interest and principal are more frequent (usually monthly); and
     o falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing a Fund to reinvest the money at a lower interest rate.

In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion
("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

MORTGAGE PASS-THROUGH SECURITIES - The Funds may invest in mortgage pass-through securities. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome.

Most transactions in mortgage pass-through securities occur through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The Fund may use TBA transactions in several ways. For example, the Fund may enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll" the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. The Fund's use of "TBA rolls" may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Funds described herein.

The Funds intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements, commercial paper (including asset-backed commercial paper) or other high-quality, liquid short-term instruments, which may include money market funds affiliated with the Adviser.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") - CMOs are one type of mortgage-backed security, which were first introduced in the early 1980's. CMOs generally retain many of the yield and credit quality characteristics as mortgage pass-through securities, while reducing some of the disadvantages of pass-throughs. CMOs may be backed by several types of varying mortgage collateral. The most prevalent types of collateral are: U.S. agency (e.g., GNMA, FNMA, or FHLMC) guaranteed mortgage pass-through securities, non-agency guaranteed mortgage loans, and commercial mortgage loans.

Some CMOs are also characterized as a Real Estate Mortgage Investment Conduit ("REMIC"). A REMIC is a CMO that qualifies for special tax treatment under the U.S. Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

A key difference between traditional mortgage pass-through securities and CMOs is the mechanics of the principal payment process. Unlike pass-through securities, which simply pay a pro rata distribution of any principal and interest payments from the underlying mortgage collateral, CMOs are structured into multiple classes, each bearing a different stated maturity and each potentially having different credit rating levels. Each class of CMO, often referred to as a "tranche", may be issued with a specific fixed interest rate or may pay a variable interest rate, which may change monthly. Each tranche must be fully retired by its final distribution date. Generally, all classes of CMOs pay or accrue interest monthly similar to pass-through securities.

The credit risk of all CMOs are not identical and must be assessed on a security by security basis. Generally, the credit risk of CMOs are heavily dependent upon the type of collateral backing the security. For example, a CMO collateralized by U.S. agency guaranteed pass-through securities will have a different credit risk profile compared to a CMO collateralized by commercial mortgage loans. Investing in the lowest tranche of CMO or REMIC certificates often involves risk similar to those associated with investing in non-investment grade rated corporate bonds. Additionally, CMOs may at times be less liquid than a regular mortgage pass-through security.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the full faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund's shares. To buy GNMA securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FREDDIE MAC - Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. government, guarantees timely payment of principal and interest.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & Freddie Mac because they are not guaranteed by a government agency.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK  OBLIGATIONS

Each Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Funds. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investments in these securities involve certain risks that are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS  TO  UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

A Fund that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt security held by a Fund, with the maturity of each security weighted by the percentage of the assets of the Fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a Fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. Effective duration takes into account call features and sinking Fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o     INTEREST  RATES

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

o     PREPAYMENT  RISK

This risk affects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can adversely affect the value of mortgage-backed securities, which may cause your share price to fall. Lower rates motivate borrowers to pay off the instruments underlying mortgage-backed and asset-backed securities earlier than expected, resulting in prepayments on the securities. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o     EXTENSION  RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

o     CREDIT  RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term treasury securities, such as three-month treasury bills, are considered "risk free." Corporate securities offer higher yields than treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates than those available from comparable treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, each Fund's investment managers may determine that it is of investment-grade. Each Fund's investment managers may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's, S&P and Fitch Inc. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk.

The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

Each Fund's investment managers may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. Each Fund's investment managers monitor the rating of the security and will take such action, if any, it believes appropriate when it learns that a rating agency has reduced the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

EQUITY  SECURITIES

TYPES  OF  EQUITY  SECURITIES:

COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED  STOCKS  -  Preferred stocks are also units of ownership in a company.
Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at a Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS  OF  INVESTING  IN  EQUITY  SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

o Factors affecting an entire industry, such as increases in production costs; and

o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL- AND MEDIUM-SIZED COMPANIES - Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

FOREIGN  SECURITIES

Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. Consistent with their respective investment strategies, the Funds can invest in foreign securities in a number of ways:

o They can invest directly in foreign securities denominated in a foreign currency;
o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and
o    They can invest in investment funds.

TYPES  OF  FOREIGN  SECURITIES:

AMERICAN DEPOSITARY RECEIPTS (ADRS) - ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer 's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS  OF  FOREIGN  SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;
o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;
o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;
o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and
o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - Each Fund's investment managers anticipate that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign  stock  markets:

o are generally more volatile than, and not as developed or efficient as, those in the United States;
o    have substantially less volume;
o trade securities that tend to be less liquid and experience rapid and erratic price movements;
o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;
o employ trading, settlement and custodial practices less developed than those in U.S. markets; and
o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;
o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;
o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;
o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;
o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and
o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Funds do not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

CORPORATE LOANS. Corporate loans are negotiated and underwritten by a bank or syndicate of banks and other institutional investors. A Fund may acquire an interest in corporate loans through the primary market by acting as one of a group of lenders of a corporate loan. The primary risk in an investment in corporate loans is that the borrower may be unable to meet its interest and/or principal payment obligations. The occurrence of such a default with regard to a corporate loan in which a Fund had invested would have an adverse affect on the Fund's net asset value. In addition, a sudden and significant increase in market interest rates may cause a decline in the value of these investments and in the Fund's net asset value. Other factors, such as rating downgrades, credit deterioration, or large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity could reduce the value of loans, impairing the Fund's net asset value. Corporate loans in which a Fund may invest may be collateralized or uncollateralized and senior or subordinate. Investments in uncollateralized and/or subordinate loans entail a greater risk of nonpayment than do investments in corporate loans which hold a more senior position in the borrower's capital structure or that are secured with collateral.

In the case of collateralized senior loans, however, there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower's payment obligation or that the collateral can or will be liquidated. As a result, a Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of its investment and its net asset value. In the event of bankruptcy, liquidation may not occur and the court may not give lenders the full benefit of their senior positions. If the terms of a senior loan do not require the borrower to pledge additional collateral, a Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower.

A Fund may also acquire an interest in corporate loans by purchasing participations ("Participations") in and assignments ("Assignments") of portions of corporate loans from third parties. By purchasing a Participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Participations typically will result in a Fund's having a contractual relationship only with the lender and not the borrower. A Fund will have the right to receive payments or principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation.

When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the lender from which the Fund is purchasing the Assignments.

A Fund may acquire corporate loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including loans of borrowers that have filed for bankruptcy protection. Although loans in which a Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.

In addition, a Fund may have difficulty disposing of its investments in corporate loans. The liquidity of such securities is limited and each Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a Fund's ability to dispose of particular loans or Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for corporate loans may also make it more difficult for a Fund to assign a value to those securities for purposes of valuing the Fund's investments and calculating its net asset value.

FUTURES  AND  OPTIONS  TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Funds will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Funds purchase or sell a futures contract, or sell an option thereon, the Funds are required to "cover" their position in order to limit leveraging and related risks. To cover their position, the Funds may segregate (and marked-to-market on a daily basis), cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Funds may undertake and on the potential increase in the speculative character of the Funds' outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Funds arising from such investment activities.

The Funds may also cover their long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Funds will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Funds may also cover their long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Funds may cover their short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Funds may cover their sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Funds will segregate cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Funds may also cover their sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Funds may cover their sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Funds will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Funds may also cover their sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract.

o     PURCHASING  PUT  AND  CALL  OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The  purchaser  of  an  option  may  terminate  its  position  by:

     o    Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o    Closing it out in the secondary market at its current price.

o     SELLING  (WRITING)  PUT  AND  CALL  OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counterparty to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
     o A call option on the same security or index with the same or lesser exercise price;
     o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
     o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the put option by, among other things:

     o    Entering into a short position in the underlying security;
     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;
     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or
     o    Maintaining the entire exercise price in liquid securities.

o     OPTIONS  ON  SECURITIES  INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o     OPTIONS  ON  FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o     COMBINED  POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o     FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).
     o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.
     o    Do not require an initial margin deposit.
     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

To the extent that a Fund engages in foreign currency hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

SWAP AGREEMENTS - Permitted swap agreements may include, but are not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. The Funds may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor," and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables the Funds to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation or make a cash payment equal to the difference between the product of the full notional value and the difference of 100% less a reference price determined through an auction of the defaulted securities. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Funds selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment equal to the difference between the product of the full notional value and the difference of 100% less a reference price determined through an auction of the defaulted securities of such debt obligation from the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Funds purchasing the credit protection.

Most swap agreements (but generally not credit default swaps) entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds' current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the fixed interest leg of the swap or to the default of a reference obligation.

The Funds' current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Funds' illiquid investment limitations.

The Funds may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Funds will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Funds on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Funds on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the fixed interest leg of the swap or to the default of a reference obligation. The Funds will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Funds are the seller of a credit default swap, if the credit default swap provides for physical settlement, the Funds will be required to earmark and reserve the mark-to-market of the credit default swap, which represents the Funds' exposure under the agreement.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Funds are contractually obligated to make. If a swap counterparty defaults, the Funds' risk of loss consists of the net amount of payments that the Funds are contractually entitled to receive, if any. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Funds' custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Funds transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Funds will not enter into swap agreements with respect to more than 25% of its total assets. Moreover, the Funds will not enter into swap agreements with one counterparty with respect to more than 10% of the Funds' total assets. The Funds will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of your investment in the Funds to decrease. Similarly, if a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Funds could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition, the Funds may enter into financial instruments with a limited number of counterparties, which may increase the Funds' exposure to counterparty credit risk.

ILLIQUID  SECURITIES

The Funds may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Funds will not invest more than 15% of the Funds' net assets in illiquid securities. If the percentage of the Funds' net assets invested in illiquid securities exceeds 15% due to market activity, the Funds will take appropriate measures to reduce their holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the securities.

Under current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Funds may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Funds may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Funds may invest in to the Adviser.

MONEY  MARKET  SECURITIES

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Ratings Service ("S&P") or Moody's Investor Service ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

REPURCHASE AND REVERSEREPURCHASE  AGREEMENTS



REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds' total assets. There is no limit on the amount of a Fund's assets that may be invested in repurchase agreements with maturities that are within seven days of investment. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.



REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Funds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds. The Funds will in each instance establish a segregated account with the Trust's custodian bank in which the Funds will maintain cash or cash equivalents or other portfolio securities equal in value to the Funds' obligations in respect of reverse repurchase agreements.

SECURITIES  OF  OTHER  INVESTMENT  COMPANIES

The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.



For hedging or other purposes, the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Claymore, Direxion, WisdomTree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Funds may invest in the ETFs in excess of the 3% limit described above, provided that the Funds otherwise comply with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

SECURITIES  LENDING

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of each Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.



The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent, but will bear all of any losses from the investment of collateral.

By lending their securities, the Funds may increase their income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Funds must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Funds must be able to terminate the loan on demand; (iv) the Funds must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Funds may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Funds' administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Funds must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Funds' ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.



INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES



In addition to each Fund's investment objective, the following are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of the Funds' outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Funds' shares present at a meeting, if more than 50% of the outstanding shares of the Funds are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.



Each Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES



The following investment limitations of each Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.



Each Fund may not:

1. Hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Further,

2. The AlphaOne Small Cap Growth Fund may not change its investment strategies to invest at least 80% of its net assets in equity securities of small capitalization companies at the time of initial purchase without 60 days' prior written notice to shareholders.

3. The AlphaOne Micro Cap Equity Fund may not change its investment strategies to invest at least 80% of its net assets in equity securities of micro capitalization companies at the time of initial purchase without 60 days' prior written notice to shareholders.

4. The AlphaOne U.S. Equity Long Short Fund may not change its investment strategies to invest at least 80% of its net assets in U.S. equity securities at the time of initial purchase without 60 days' prior written notice to shareholders.

Except with respect to the Funds' policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.



CONCENTRATION. The SEC staff has defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions. Each Fund may, at any time, invest more than 25% of its assets in securities issued by the Federal government or its agencies and instrumentalities, and/or state governments and their political sub-divisions, as the SEC Staff does not consider such entities to be the members of any industry.



BORROWING.  The  1940  Act  presently  allows  a  fund  to  borrow from any bank
(including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as short sales, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds' current investment policy on lending is as follows: each Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in commodities or real estate. The Funds' current investment policy is as follows: each Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

THE ADVISER

GENERAL. The Adviser, AlphaOne Investment Services, LLC is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2008 as a Delaware limited liability company. As of December 31, 2010, the Adviser had approximately
$372.3 million in assets under management. The Adviser's principal business address is One Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, PA 19428.



ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall indemnify and hold the Funds harmless from losses arising out of, among other things, the Adviser's breach of the Advisory Agreement or improper investments made by the Adviser.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act).



ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the AlphaOne Small Cap Growth Fund, 1.00% of the average daily net assets of the AlphaOne Micro Cap Equity Fund and 1.25% of the average daily net assets of the AlphaOne U.S. Equity Long Short Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Funds. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep each Fund's net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding the following levels until April 1, 2012.

--------------------------------------------------------------------------------
     FUND                                                  EXPENSE LIMIT
--------------------------------------------------------------------------------
     AlphaOne Small Cap Growth Fund                            1.50%
--------------------------------------------------------------------------------
     AlphaOne Micro Cap Equity Fund                            1.50%
--------------------------------------------------------------------------------
     AlphaOne U.S. Equity Long Short Fund                      2.00%
--------------------------------------------------------------------------------

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between each Fund's total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.



THE  PORTFOLIO  MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how the portfolio managers are compensated.

COMPENSATION. The Adviser compensates the portfolio managers for their management of the Funds. The portfolio managers' compensation consists of a combination of salary and bonus. Each portfolio manager's bonus is calculated based on a profit sharing program which calibrates net profits derived from each portfolio manager's individual strategy with the strength and quality of the stock picking of each portfolio manager.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Funds are required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act"). Because the Funds are new, as of the date of this SAI, none of the portfolio managers beneficially own shares of the Funds.



OTHER  ACCOUNTS.  The  information  provided  below  is as of December 31, 2010.


--------------------------------------------------------------------------------------------------
                           REGISTERED
                      INVESTMENT COMPANIES           OTHER POOLED
                      (EXCLUDING THE FUND)       INVESTMENT VEHICLES           OTHER ACCOUNTS
                     -----------------------   ------------------------   -----------------------
                     NUMBER OF                 NUMBER OF   TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
     NAME            ACCOUNTS   TOTAL ASSETS   ACCOUNTS     (MILLIONS)    ACCOUNTS     (MILLIONS)
--------------------------------------------------------------------------------------------------
Karl Richter            0            $0           1            $8.5          0            $0
--------------------------------------------------------------------------------------------------
Steven Dray             0            $0           0             $0           11           $211
--------------------------------------------------------------------------------------------------
Chris Crooks            0            $0           0             $0            9           $147
--------------------------------------------------------------------------------------------------
Dan Goldfarb            0            $0           0             $0           11           $211
--------------------------------------------------------------------------------------------------

1     This  account  is  subject  to  a  performance  based  advisory  fee.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of a Fund's trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund's. In addition, it is also possible that a potential conflict of interest may arise because a portfolio manager manages an account with a performance-based management fee in addition to the Funds and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002, and as amended (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Funds whereby the Administrator provides certain shareholder services to the Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.



ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement for the Funds, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.11% of the first $750 million of average daily net assets and 0.09% of average daily net assets over $750 million. Notwithstanding the foregoing, the Administrator is entitled to a minimum annual fee of $370,000 for the initial three Funds, each with three classes of shares, which is allocated to each Fund based on its net assets. Due to these minimums, the annual administration fee the Funds pay will exceed the above percentages at low asset levels.



THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 12, 2002, and as amended ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.



DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Investor Class Shares and R Class Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Investor Class Shares and R Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.



The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Fund(s). All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

SHAREHOLDER  SERVICES



SHAREHOLDER SERVICING PLAN. The Funds have adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets R Class Shares of a Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services as discussed below.



DESCRIPTION OF SHAREHOLDER SERVICES. Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the services provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

PAYMENTS  TO  FINANCIAL  INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Funds' transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.


THE CUSTODIAN



Union Bank, N.A., 350 California Street, 6th Floor, San Francisco, CA 94104 (the "Custodian"), serves as custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds.



LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of each Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure.
Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board;
presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates communication between the independent Trustees and management, and among the independent Trustees; serves as a key point person for dealings between the independent Trustees and management; and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Robert Nesher                 Chairman of      SEI employee 1974 to           Trustee of The Advisors' Inner Circle Fund II,
(08/17/46)                    the Board of     present; currently performs    Bishop Street Funds, SEI Daily Income Trust,
                              Trustees(1)      various services on behalf     SEI Institutional International Trust, SEI
                              (since 1991)     of SEI Investments for         Institutional Investments Trust, SEI
                                               which Mr. Nesher is            Institutional Managed Trust, SEI Liquid
                                               compensated. President and     Asset Trust, SEI Asset Allocation Trust and
                                               Director of SEI Opportunity    SEI Tax Exempt Trust. President and Director
                                               Fund, L.P. and SEI             of SEI Opportunity Fund, L.P. and SEI
                                               Structured Credit Fund, LP.    Structured Credit Fund L.P. Director of SEI
                                               President and Chief            Global Master Fund plc, SEI Global Assets Fund
                                               Executive Officer of SEI       plc, SEI Global Investments Fund plc, SEI
                                               Alpha Strategy Portfolios,     Investments -- Global Funds Services, Limited,
                                               LP, June 2007 to present.      SEI Investments Global, Limited, SEI Investments
                                                                              (Europe) Ltd., SEI Investment -- Unit Trust
                                                                              Management (UK) Limited, SEI Multi-Strategy
                                                                              Funds PLC, SEI Global Nominee Ltd. and SEI
                                                                              Alpha Strategy Portfolios, L.P.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
William M. Doran              Trustee(1)       Self-Employed Consultant       Trustee of The Advisors' Inner Circle Fund II,
(05/26/40)                    (since 1991)     since 2003. Partner at         Bishop Street Funds, SEI Daily Income Trust,
                                               Morgan, Lewis & Bockius LLP    SEI Institutional International Trust, SEI
                                               (law firm) from 1976 to        Institutional Investments Trust, SEI
                                               2003, counsel to the           Institutional Managed Trust, SEI Liquid
                                               Trust, SEI Investments, SIMC,  Asset Trust, SEI Asset Allocation Trust
                                               the Administrator and the      and SEI Tax Exempt Trust. Director of SEI
                                               Distributor.                   Alpha Strategy Portfolios, LP. Director of
                                                                              SEI Investments (Europe), Limited, SEI
                                                                              Investments--Global Funds Services, Limited,
                                                                              SEI Investments Global, Limited, SEI
                                                                              Investments (Asia), Limited and SEI Asset
                                                                              Korea Co., Ltd. Director of the Distributor
                                                                              since 2003.
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom            Trustee          Self-Employed Business         Trustee of The Advisors' Inner Circle Fund II
(08/20/34)                    (since 2005)     Consultant, Business           and Bishop Street Funds; Director of Oregon
                                               Projects Inc.                  Transfer Co.
                                               since 1997.
----------------------------------------------------------------------------------------------------------------------------
John K. Darr                  Trustee          Retired. CEO, Office of        Trustee of The Advisors' Inner Circle Fund II
(08/17/44)                    (since 2008)     Finance, Federal Home Loan     and Bishop Street Funds, Director of Federal
                                               Bank, from 1992 to 2007.       Home Loan Bank of Pittsburgh and Manna, Inc.
                                                                              (non-profit developer of affordable housing
                                                                              for ownership).
----------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson           Trustee          Retired. Private Investor      Trustee of The Advisors' Inner Circle Fund II,
(03/01/42)                    (since 2005)     since 1994.                    Bishop Street Funds, SEI Asset Allocation
                                                                              Trust, SEI Daily Income Trust, SEI Institutional
                                                                              International Trust, SEI Institutional Managed
                                                                              Trust, SEI Institutional Investments Trust,
                                                                              SEI Liquid Asset Trust, SEI Tax Exempt Trust
                                                                              and SEI Alpha Strategy Portfolios, LP. Director,
                                                                              Federal Agricultural Mortgage Corporation
                                                                              (Farmer Mac) since 1997.
----------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian            Trustee          Vice President, Compliance,    Trustee of The Advisors' Inner Circle Fund II
(01/23/43)                    (since 2005)     AARP Financial Inc. from       and Bishop Street Funds.
                                               2008 to 2010. Self-Employed
                                               Legal and Financial Services
                                               Consultant since 2003.
                                               Counsel (in-house) for
                                               State Street Bank from 1995
                                               to 2003.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
James M. Storey               Trustee          Attorney, Solo Practitioner    Trustee/Director of The Advisors' Inner
(04/12/31)                    (since 1994)     since 1994.                    Circle Fund II, Bishop Street Funds, U.S.
                                                                              Charitable Gift Trust, SEI Daily Income
                                                                              Trust, SEI Institutional International Trust,
                                                                              SEI Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid Asset
                                                                              Trust, SEI Asset Allocation Trust, SEI Tax
                                                                              Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                              L.P.
----------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.       Trustee          Self-employed Consultant,      Trustee/Director of State Street Navigator
(11/13/42)                    (since 1999)     Newfound Consultants Inc.      Securities Lending Trust, The Advisors'
                                               since April 1997.              Inner Circle Fund II, Bishop Street Funds, SEI
                                                                              Opportunity Fund, L.P., SEI Structured
                                                                              Credit Fund, LP, SEI Daily Income Trust, SEI
                                                                              Institutional International Trust, SEI
                                                                              Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid
                                                                              Asset Trust, SEI Asset Allocation Trust, SEI
                                                                              Tax Exempt Trust and SEI Alpha Strategy
                                                                              Portfolios, LP; member of the independent
                                                                              review committee for SEI's Canadian-registered
                                                                              mutual funds.
----------------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act byvirtueof their affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the funds, and to exercise their business judgment in a manner that serves the best interests of the funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Carlbom should serve as Trustee because of the business experience he gained as President and CEO of a large distribution cooperative and Chairman of a consulting company, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2008.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1994.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

BOARD  COMMITTEES.  The Board has established the following standing committees:



o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Darr, Johnson, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twenty-two (22) times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan, currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.



FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------------------------------------------------------------------------
                           DOLLAR RANGE OF FUND      AGGREGATE DOLLAR RANGE OF SHARES
      NAME                  SHARES (FUNDS)(1)      (ALL FUNDS IN THE FUND COMPLEX)(2,3)
---------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------
     Doran                          None                           None
---------------------------------------------------------------------------------------
     Nesher                         None                           None
---------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------
    Carlbom                         None                           None
---------------------------------------------------------------------------------------
     Darr                           None                           None
---------------------------------------------------------------------------------------
    Johnson                         None                           None
---------------------------------------------------------------------------------------
   Krikorian                        None                           None
---------------------------------------------------------------------------------------
    Storey                          None                           None
---------------------------------------------------------------------------------------
   Sullivan                         None                           None
---------------------------------------------------------------------------------------

(1) Because the Funds are new, as of the date of this SAI, none of the Trustees owned shares of either Fund.
(2)  Valuation date is December 31, 2010.
(3)  The Trust is the only investment company in the "Fund Complex."

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

--------------------------------------------------------------------------------------------------
                            PENSION OR
                       RETIREMENT BENEFITS   ESTIMATED ANNUAL
           AGGREGATE   ACCRUED AS PART OF     BENEFITS UPON      TOTAL COMPENSATION FROM THE
  NAME   COMPENSATION     FUND EXPENSES         RETIREMENT        TRUST AND FUND COMPLEX(1)
--------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------
  Doran         $0             n/a                n/a           $0 for service on (1) board
--------------------------------------------------------------------------------------------------
 Nesher         $0             n/a                n/a           $0 for service on (1) board
--------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------
Carlbom         $38,981         n/a                n/a          $38,981 for service on (1) board
--------------------------------------------------------------------------------------------------
   Darr         $38,981         n/a                n/a          $38,981 for service on (1) board
--------------------------------------------------------------------------------------------------
Johnson         $38,981         n/a                n/a          $38,981 for service on (1) board
--------------------------------------------------------------------------------------------------
Krikorian       $38,981         n/a                n/a          $38,981 for service on (1) board
--------------------------------------------------------------------------------------------------
  Storey        $38,981         n/a                n/a          $38,981 for service on (1) board
--------------------------------------------------------------------------------------------------
Sullivan        $38,981         n/a                n/a          $38,981 for service on (1) board
--------------------------------------------------------------------------------------------------



(1)  The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

----------------------------------------------------------------------------------------------------------
    NAME AND      POSITION WITH TRUST                                                        OTHER
DATE OF BIRTH     AND LENGTH OF TERM      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS         DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------
Philip T.               President      Managing Director of SEI Investments since 2005.   None.
Masterson             (since 2008)     Vice President and Assistant Secretary of the
(03/12/64)                             Administrator from 2004 to 2006. General
                                       Counsel of Citco Mutual Fund Services from 2003
                                       to 2004. Vice President and Associate Counsel for
                                       the Oppenheimer Funds from 1998 to 2003.
----------------------------------------------------------------------------------------------------------
Michael Lawson   Treasurer, Controller Director, SEI Investments, Fund Accounting since   None.
(10/08/60)        and Chief Financial  July 2005. Manager, SEI Investments, Fund
                        Officer        Accounting at SEI Investments AVP from April
                     (since 2005)      1995 to February 1998 and November 1998 to
                                       July 2005.
----------------------------------------------------------------------------------------------------------
Russell Emery      Chief Compliance    Chief Compliance Officer of SEI Structured Credit  None.
(12/18/62)              Officer        Fund, LP and SEI Alpha Strategy Portfolios, LP
                     (since 2006)      since June 2007. Chief Compliance Officer of SEI
                                       Opportunity Fund, L.P., SEI Institutional Managed
                                       Trust, SEI Asset Allocation Trust, SEI Institutional
                                       International Trust, SEI Institutional Investments
                                       Trust, SEI Daily Income Trust, SEI Liquid Asset
                                       Trust and SEI Tax Exempt Trust since March
                                       2006. Director of Investment Product Management
                                       and Development, SEI Investments, since
                                       February 2003; Senior Investment Analyst --
                                       Equity Team, SEI Investments, from March 2000
                                       to February 2003.
----------------------------------------------------------------------------------------------------------
Carolyn Mead      Vice President and   Counsel at SEI Investments since 2007. Associate   None.
(07/08/57)        Assistant Secretary  at Stradley, Ronon, Stevens & Young from 2004
                      (since 2007)     to 2007. Counsel at ING Variable Annuities from
                                       1999 to 2002.
----------------------------------------------------------------------------------------------------------
Timothy D. Barto  Vice President and   General Counsel and Secretary of SIMC and the      None.
(03/28/68)        Assistant Secretary  Administrator since 2004. Vice President of
                     (since 1999)      SIMC and the Administrator since 1999. Vice
                                       President and Assistant Secretary of SEI
                                       Investments since 2001. Assistant Secretary of
                                       SIMC, the Administrator and the Distributor, and
                                       Vice President of the Distributor from 1999 to
                                       2003.
----------------------------------------------------------------------------------------------------------
James Ndiaye         Vice President   Vice President and Assistant Secretary of SIMC      None.
(09/11/68)            and Assistant   since 2005. Vice President at Deutsche Asset
                        Secretary     Management from 2003 to 2004. Associate at
                      (since 2004)    Morgan, Lewis & Bockius LLP from 2000 to
                                      2003.
----------------------------------------------------------------------------------------------------------
Dianne M. Sulzbach   Vice President  Counsel at SEI Investments since 2010. Associate     None.
(07/18/77)           and Secretary   at Morgan, Lewis & Bockius LLP from 2006 to 2010.
                     (since 2011)    Associate at Morrison & Foerster LLP from 2003 to
                                     Associate at Stradley Ronon Stevens & Young
                                     LLP from 2002 to 2003.
----------------------------------------------------------------------------------------------------------
Andrew S. Decker      AML Officer     Compliance Officer and Product Manager of SEI       None.
(08/22/63)            (since 2008)    Investments since 2005. Vice President of Old
                                      Mutual Capital from 2000 to 2005.
----------------------------------------------------------------------------------------------------------
Michael Beattie      Vice President   Director of Client Service at SEI since 2004.       None.
(03/13/65)            (since 2009)
----------------------------------------------------------------------------------------------------------
Keri Rohn            Privacy Officer  Compliance Officer at SEI Investments since         None.
(8/24/80)             (since 2009)    2003.
----------------------------------------------------------------------------------------------------------

PURCHASING  AND  REDEEMING  SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION  OF  NET  ASSET  VALUE

GENERAL POLICY. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "How the Fund Calculates NAV." The NAV of a Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of each Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Exchange traded options on securities and indices purchased by the Funds generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Funds generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter ("OTC") market, if the OTC option is also an exchange traded option, the Funds will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Funds will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Funds' pricing cycle.

OTC securities held by the Funds shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of the Funds that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Adviser based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. If the last quoted value of the index is not readily available, the swap agreement will be valued in good faith in accordance with procedures adopted by the Board. The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Funds value the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

This general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. In order to be taxable as a RIC, each Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships ("90% Test"); (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Funds control and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships ("Asset Test").

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period. If these relief provisions are not available to a Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders.

In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.







FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires the Funds to distribute at least 90% of their annual investment company income and does not require any minimum distribution of net capital gain, the Funds will be subject to a nondeductible 4% federal excise tax to the extent either Fund fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. Each Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.



DISTRIBUTIONS TO SHAREHOLDERS. Each Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.



Certain distributions from the Funds may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from a Fund generally qualifies as qualified dividend income to the extent it is designated as such by the Fund and was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the lower, long-term capital gain rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012.



A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.



Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).



If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Funds and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.



With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. Each Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in that Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.



In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Funds for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Funds on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

FOREIGN TAXES. Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

STATE TAXES. Each Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.
Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds.

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.



FUND  TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which each Fund may hold at the close of its most recent fiscal year. Because the Funds are new, as of the date of this SAI, the Funds do not hold any securities of "regular brokers and dealers."

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO  HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of the Funds' shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser, or the principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Funds' Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). Each Fund will disclose a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule") in its Semi-Annual and Annual Reports which are distributed to the Fund's shareholders. Each Fund's complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q, and the Fund's complete schedule of investments following the second and fourth fiscal quarters will be available in Semi-Annual and Annual Reports filed with the SEC on Form N-CSR.



Quarterly holdings reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to the Funds' shareholders but will be available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-855-4-ALPHAONE.



In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Funds' shareholders and that to the extent conflicts between the interests of the Funds' shareholders and those of the Funds' Adviser, principal underwriter, or any affiliated person of the Funds exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

DESCRIPTION  OF  SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

SHAREHOLDER  LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION  OF  TRUSTEES'  LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.



Beginning August 31, 2011, a description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Funds' portfolio securities, as well as information relating to how the Adviser voted proxies relating to the Funds' portfolio securities for the most recent 12-month period ended June 30, will be available on Form N-PX (i) without charge, upon request, by calling 1-855-4-ALPHAONE and (ii) on the SEC's website at http://www.sec.gov.



CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes of Ethics further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Funds are new, as of the date of this SAI, the Funds do not have any beneficial owners to report.

                              APPENDIX A - RATINGS

The  following  descriptions  are  summaries  of  published  ratings.

DESCRIPTION  OF  COMMERCIAL  PAPER  RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P  note  rating  symbols  are  as  follows:

SP-1          Strong  capacity  to  pay  principal  and  interest.  Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2          Satisfactory  capacity  to  pay  principal  and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION  OF  CORPORATE  BOND  RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH  INC.  ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

               APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                       ALPHAONE INVESTMENT SERVICES, LLC



                                   APPENDIX E
                       ALPHAONE INVESTMENT SERVICES, LLC
                      PROXY VOTING POLICIES AND PROCEDURES
I.  POLICY

AlphaOne Investment Services, LLC (the "ADVISER") acts as discretionary investment adviser for a private fund, clients who may be governed by the Employee Retirement Income Security Act of 1974, ("ERISA"), and as discretionary investment adviser to certain brokerage accounts. The Adviser's authority to vote proxies or act on other shareholder actions on behalf of its clients is established under the delegation of discretionary authority under its investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action in other corporate actions, the Adviser will vote all proxies or act on all other actions received in sufficient time prior to their deadlines as part of its full discretionary authority over the assets in accordance with these Proxy Voting Policies and Procedures (these "POLICIES AND PROCEDURES"). Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting on corporate actions on behalf of clients, the Adviser will act in a manner deemed prudent and diligent and will exercise its voting authority in a manner that is in the best interests of its clients and consistent with the investment objectives of the Adviser's clients.

II.  PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("ADVISERS ACT"). THESE POLICIES AND PROCEDURES ALSO REFLECT THE FIDUCIARY STANDARDS AND RESPONSIBILITIES SET FORTH BY THE DEPARTMENT OF LABOR FOR ERISA ACCOUNTS.

III.  PROCEDURES

The Adviser's Chief Compliance Officer ("CCO") shall be ultimately responsible for ensuring that all proxies and corporate actions received by the Adviser are voted in a timely manner and voted consistently across all portfolios or in accordance with any specific written instructions provided by a client. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section VI below) (the "GUIDELINES"), the Adviser recognizes that certain proposals may require special consideration and that a client may provide the Adviser with specific voting instructions that may differ from the Adviser's general Guidelines. Under such circumstances, the Adviser may make an exception to its general voting Guidelines. The Adviser may engage a non-affiliated third party vendor to vote proxies on behalf of its clients.

A. CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the Adviser's interests and that of one or more its clients, the Adviser shall resolve such conflict in the manner described below.

     1. VOTE IN ACCORDANCE WITH THE GUIDELINES. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with the pre-determined voting policies set forth in the Guidelines.

     2. Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the clients will include sufficient detail regarding the matter to be voted on and the nature of the Adviser's conflict that the clients would be able to make an informed decision regarding the vote. When a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

B. LIMITATIONS. In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are some circumstances where the Adviser will limit its role in voting proxies received on client securities:

     1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client.

2. LIMITED VALUE OR TERMINATED ACCOUNT: If the Adviser concludes that the client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser will abstain from voting a client's proxies. The Adviser will also abstain from voting a client's proxies where a proxy is received for a client's account that has been terminated with the Adviser. Regardless of any applicable record date of an issuer, the Adviser will not vote proxies received for securities that are no longer held in a client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

3. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits of the proxy proposal.

IV.  RECORD  KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these Policies and Procedures, and any amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records so long as it maintains a separate record identifying the statements that were received and relied upon); (iii) a record of votes cast on behalf of clients (the
Adviser may rely on records of proxy votes maintained by a proxy voting service if the service has undertaken to provide a copy of such records promptly upon request); (iv) records of client requests for proxy voting information and the Adviser's written responses to written or oral requests; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) records relating to requests made to clients regarding conflicts of interest in voting the proxy.

See Section XII of the Compliance Manual, Books and Records, as to the record retention requirements of the Advisers Act with respect to the above records.

Sub-advisers, such as AlphaOne, to mutual funds are typically delegated responsibility for voting proxies relating to portfolio securities held by the fund for which the sub-adviser has investment discretion or responsibility. The sub-advisers, such as AlphaOne, each have their own proxy voting policies and procedures.

Form N-PX. Rule 30b1-4 under the 1940 Act requires mutual funds, as registered investment companies, to file, by August 31 of each year, their complete proxy voting records on Form N-PX for the 12-month period ended June 30. The CCO will review all reports on Form N-PX of the mutual fund clients of AlphaOne and assist the funds in the timely filing of all such reports on Form N-PX.

V.  DISCLOSURE  TO  CLIENTS

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advising clients how they may obtain information on how the Adviser voted their securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. Finally, Rule 206(4)-6 under the Advisers Act requires registered investment advisers to provide clients with a concise summary of the adviser's proxy voting policies and procedures and, upon request, to provide clients with a copy of such policies and procedures.

VI.  GUIDELINES

Each proxy proposal or shareholder action will be considered individually. The following is a guideline on how the Adviser will vote certain proposals that are subject to shareholder approval. The vote recommendations set forth below are guidelines with respect to certain proposals and are not intended to be rigid voting rules as the manner in which proxies are ultimately voted will depend on market conditions and other extenuating facts and circumstances (i.e. proxy contests and the performance of an issuer) that may affect the Adviser's voting decisions.

Where the Guidelines outline the Adviser's voting position to be determined on a "case by case" basis for such proxy proposal, or such or such proposal is not listed in the Guidelines, then the Adviser will choose either to vote the proxy in accordance with the voting recommendation of a non-affiliated third party vendor, or will vote the proxy pursuant to client direction. The method selected by the Adviser will depend on the facts and circumstances of each situation and the requirements of applicable law.

------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL                                                                                          VOTING  ACTION
------------------------------------------------------------------------------------------------------------------------------------
Proposals  relating  to  an  issuer's  board of directors such as the following:                     Approve

proposals to elect of members of an issuer's board of directors, except if there is a proxy fight;

proposals that provide for the limitation of directors' liability, provided however, that proposals providing for the indemnification of directors and or officers shall be evaluated and voted on a case-by-case basis after evaluating applicable laws and extent of protection required; and

proposals  that  establish  staggered  terms  for  the  board  of  directors
------------------------------------------------------------------------------------------------------------------------------------

Proposals  relating  to  eliminating  mandatory  director  retirement  policies                  Case-by-Case  basis

------------------------------------------------------------------------------------------------------------------------------------

Proposals relating to anti-takeover measures such as the following: proposals to                      Oppose
limit the ability of shareholders to call special meetings; proposals to require super  majority  votes;

proposals requesting excessive increases in authorized common or preferred stock where management provides no explanation for the need or use of capital stock;
and

proposals  permitting  "green  mail"

------------------------------------------------------------------------------------------------------------------------------------

Proposals  providing  for  cumulative  voting  rights                                                 Oppose

------------------------------------------------------------------------------------------------------------------------------------

Proposals  approving  the  elimination  of  preemptive  rights                                       Approve

Preemptive  rights  give  current shareholders the opportunity to maintain their current  percentage  ownership  through  any  subsequent equity offerings. These provisions  are no longer common in the US and can restrict management's ability to  raise  new  capital.  The Adviser will approve the elimination of preemptive rights,  but  will  oppose the elimination of limited preemptive rights, e.g. on proposed  issues  representing  more than an acceptable level of total dilution.
------------------------------------------------------------------------------------------------------------------------------------

Proposals  regarding  the  establishment  as  to  the  date  and place of annual
meetings                                                                                             Approve

------------------------------------------------------------------------------------------------------------------------------------

Proposals  providing  for  confidential  voting                                                      Approve

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote in proxy issues. The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises

------------------------------------------------------------------------------------------------------------------------------------

Proposals approving the election of auditors recommended by management, unless                       Approve
the issuer is seeking to replace the existing auditor due to a dispute over policies

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL                                                                                          VOTING  ACTION
------------------------------------------------------------------------------------------------------------------------------------

Proposals providing for a limitation on charitable contributions or fees paid to                       Approve
lawyers

------------------------------------------------------------------------------------------------------------------------------------

Proposals relating to social issues, unless otherwise specified by client                               Oppose
mandate or guidelines

------------------------------------------------------------------------------------------------------------------------------------

Proposals approving the establishment of or amendment to existing employee stock                       Approve
option plans, stock purchase plans and 401(k) Plans

------------------------------------------------------------------------------------------------------------------------------------
Proposals approving stock options and stock grants to management and directors                       Case-by-Case

------------------------------------------------------------------------------------------------------------------------------------



PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)      Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the
         "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
         U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No.
         0000950109-97-001691 on February 27, 1997.
(b)      Registrant's Amended and Restated By-Laws adopted as of December 12, 1996, and as amended August 12, 2009, are incorporated herein by reference to exhibit (b) of Post-
         Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A
         (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-
         000641 on December 18, 2009.
(c)      Not Applicable.
(d)(1)   Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK
         Asset Management, Inc. is incorporated herein by reference to exhibit (5)(e) of Post-
         Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A
         (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-
         001199 on February 28, 1996.
(d)(2)   Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK
         Asset Management, Inc. is incorporated herein by reference to exhibit (d)(2) of Post-
         Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A
         (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-
         000276 on July 2, 2009.
(d)(3)   Revised Schedule A dated March 1, 2010 to the Expense Limitation Agreement dated
         March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 124 to the
         Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
         SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(4)   Investment Advisory Agreement dated November 21, 1994 between the Registrant and
         AIG Global Investment Corp. (now, AIG Asset Management (U.S.), LLC) is
         incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
         SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(d)(5)   Assignment and Assumption Agreement dated December 31, 2003 between AIG Capital
         Management Corp. and AIG Global Investment Corp. (now, AIG Asset Management
         (U.S.), LLC) is incorporated herein by reference to exhibit (d)(31) of Post-Effective
         Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No.
         33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on
         March 1, 2004.
(d)(6)   Investment Advisory Agreement dated May 3, 1995 between the Registrant and First
         Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective
         Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No.
         33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on
         February 28, 1996.
(d)(7)   Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory
         Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to




                                       1




        the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
        SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.
(d)(8)  Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV
        Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective
        Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on
        June 22, 2001.
(d)(9)  Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit
        (d)(8) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-08-000342 on August 28, 2008.
(d)(10) Expense Limitation Agreement dated March 1, 2010 between the Registrant and LSV
        Asset Management is incorporated herein by reference to exhibit (d)(9) of Post-
        Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
        000173 on April 30, 2010.
(d)(11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Acadian Asset Management, Inc. (now, Acadian Asset Management LLC) is
        incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(12) Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now Acadian Asset
        Management, LLC) is incorporated herein by reference to exhibit (d)(12) of Post-
        Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
        000392 on September 3, 2010.

(d)(13) Expense Limitation Agreement between the Registrant and Acadian Asset Management
        LLC to be filed by amendment.

(d)(14) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Analytic Investors, LLC is incorporated herein by reference to exhibit (d)(12) of Post-
        Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-
        000164 on April 26, 2006.
(d)(15) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-
        Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-
        000263 on August 30, 2002.
(d)(16) Amended Schedule A dated August 7, 2007 to the Investment Advisory Agreement dated
        June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 99 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.

 d)(17) Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC to be filed by amendment.
(d)(18) Expense Limitation Agreement dated September 1, 2010 between the Registrant and
        Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(15) of Post-
        Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A




                                       2




        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
        000336 on August 30, 2010.
(d)(19) Revised Schedule A to the Expense Limitation Agreement dated September 1, 2010 between the Registrant and Cambiar Investors LLC to be filed by amendment.
(d)(20) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit
        (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-02-000263 on August 30, 2002.
(d)(21) Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S.
        McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective
        Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on
        August 30, 2002.
(d)(22) Investment Advisory Agreement dated August 8, 2008 between the Registrant and Rice,
        Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of
        Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
        09-000641 on December 18, 2009.
(d)(23) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Rice
        Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(17) of
        Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
        09-000641 on December 18, 2009.
(d)(24) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is
        incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(25) Amendment and Revised Schedule A dated June 1, 2010 to the Investment Advisory
        Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel &
        Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 126 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(d)(26) Investment Advisory Agreement dated January 29, 2010 between the Registrant and PNC
        Capital Advisors, LLC to be filed by amendment.
(d)(27) Investment Advisory Agreement dated May 28, 2004 between the Registrant and
        Haverford Investment Management, Inc. is incorporated herein by reference to exhibit
        (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-05-000093 on February 25, 2005.
(d)(28) Expense Limitation Agreement dated March 1, 2008 between the Registrant and
        Haverford Investment Management, Inc. is incorporated herein by reference to exhibit
        (d)(23) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-09-000276 on July 2, 2009.
(d)(29) Investment Advisory Agreement dated December 16, 2005 between the Registrant and
        Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of
        Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-




                                       3




        1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-
        000081 on February 28, 2006.
(d)(30) Schedule A dated December 16, 2005, as last amended February 15, 2011, to the
        Investment Advisory Agreement dated December 16, 2005 between the Registrant and
        Westwood Management Corp. is incorporated herein by reference to exhibit (d)(30) of
        Post-Effective Amendment No. 140 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
        11-000194 on March 28, 2011.
(d)(31) Form of Expense Limitation Agreement dated August 12, 2008, as amended and restated
        February 4, 2011, between the Registrant and Westwood Management Corp., relating to each series of the WHG Family of Funds, is incorporated herein by reference to exhibit
        (d)(29) of Post-Effective Amendment No. 133 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-11-000071 on February 8, 2011.
(d)(32) Investment Advisory Agreement dated February 27, 2006 between the Registrant and
        Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of
        Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-
        1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-
        000007 on January 12, 2007.
(d)(33) Expense Limitation Agreement dated March 1, 2008 between the Registrant and
        Edgewood Management LLC is incorporated herein by reference to exhibit (d)(28) of
        Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
        10-000245 on June 30, 2010.
(d)(34) Investment Advisory Agreement dated September 21, 2009 between the Registrant and
        Pennant Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-
        Effective Amendment No. 115 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-
        000594 on November 30, 2009.
(d)(35) Investment Advisory Agreement dated March 31, 2010 between the Registrant and Sands
        Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-
        Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
        000173 on April 30, 2010.
(d)(36) Expense Limitation Agreement dated March 10, 2010 between the Registrant and Sands
        Capital Management, LLC is incorporated herein by reference to exhibit (d)(31) of Post-
        Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
        000173 on April 30, 2010.
(d)(37) Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva
        Investors North America, Inc. is incorporated herein by reference to exhibit (d)(33) of
        Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
        10-000245 on June 30, 2010.
(d)(38) Revised Schedule A, as last revised August 11, 2010, to the Investment Advisory
        Agreement dated May 7, 2010 between the Registrant and Aviva Investors North
        America, Inc., is incorporated herein by reference to exhibit (d)(35) of Post-Effective
        Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on
        August 30, 2010.




                                       4




(d)(39) Form of Expense Limitation Agreement between the Registrant and Aviva Investors
        North America, Inc., with respect to the Aviva Investors High Yield Bond Fund and
        Aviva Investors Core Aggregate Fixed Income Fund, is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 126 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
        No. 0001135428-10-000336 on August 30, 2010.
(d)(40) Revised Schedule A to the Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva Investors North America, Inc., with respect to the Aviva
        Investors Emerging Markets Local Currency Bond Fund, to be filed by amendment.
(d)(41) Expense Limitation Agreement between the Registrant and Aviva Investors North
        America, Inc., with respect to the Aviva Investors Emerging Markets Local Currency
        Bond Fund, to be filed by amendment.
(d)(42) Form of Investment Advisory Agreement between the Registrant and AlphaOne Investment
        Services, LLC, relating to the AlphaOne Family of Funds, is filed herewith.
(d)(43) Form of Expense Limitation Agreement between the Registrant and AlphaOne Investment
        Services, LLC, relating to the AlphaOne Family of Funds, is filed herewith.
(d)(44) Investment Advisory Agreement between the Trust and Loomis, Sayles & Company,
        L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, to be
        filed by amendment.

(e)(1)  Distribution Agreement dated November 14, 1991, as amended and restated August 8,
        1994, between the Registrant and SEI Financial Services Company (now, SEI
        Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-
        Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-
        001199 on February 28, 1996.
(e)(2)  Distribution Agreement dated November 14, 1991, as amended and restated November
        12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI
        Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post-
        Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-
        000108 on February 28, 2003.
(e)(3)  Form of Amendment No. 1 to the Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002 between the Registrant and SEI Investments
        Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 126 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(e)(4)  Amended and Restated Sub-Distribution and Servicing Agreement dated November 10,
        1997 between SEI Investments Company and AIG Equity Sales Corporation is
        incorporated herein by reference to exhibit (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
        SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.
(e)(5)  Revised Form of Amended Sub-Distribution and Servicing Agreement between the
        Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The
        Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR
        Accession No. 0001135428-08-000222 on May 30, 2008.
(f)     Not Applicable.
(g)(1)  Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates
        Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 28 to the Registrant's Registration




                                       5




        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
        No. 0000950109-97-001691 on February 27, 1997.
(g)(2)  Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank, National
        Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective
        Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on
        June 14, 2002.
(g)(3)  Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated
        August 12, 1991 between the Registrant and Wachovia Bank, National Association (now
        U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(7) of
        Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-
        1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-
        000095 on March 1, 2004.
(g)(4)  Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated
        August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now U.S. Bank,
        National Association) assigning the Custodian Agreement to U.S. Bank, National
        Association is incorporated herein by reference to exhibit (g)(5) of Post-Effective
        Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on
        August 28, 2006.
(g)(5)  Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(g)(6)  Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of
        California, N.A. is incorporated herein by reference to exhibit (g)(3) of Post-Effective
        Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on
        June 14, 2002.
(g)(7)  Custodian Agreement dated November 13, 2007 between the Registrant and Union Bank of California, N.A. to be filed by amendment.
(g)(8)  Custody Agreement dated February 3, 2003 between the Registrant and National City
        Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment
        No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
        filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30,
        2003.
(g)(9)  Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated
        February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(g)(10) Custody Agreement between the Registrant and The Northern Trust Company to be filed by amendment.
(h)(1)  Administration Agreement dated November 14, 1991, as amended and restated
        November 12, 2002, between the Registrant and SEI Investments Global Funds Services
        is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No.
        62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.




                                       6




(h)(2)  Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI
        Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f)
        of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-
        97-001691 on February 27, 1997.
(h)(3)  Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services,
        LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit
        (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-07-000218 on June 15, 2007.
(h)(4)  AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services
        Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is
        incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(5)  Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit
        (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-03-000495 on August 28, 2003.
(h)(6)  AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service
        Agreement dated January 15, 2003 between the Registrant and State Street Bank and
        Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective
        Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on
        December 29, 2003.
(h)(7)  Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST
        Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective
        Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on
        March 17, 2004.
(h)(8)  Amended Exhibit D dated April 2007 to the Transfer Agency Agreement dated February
        5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(29) of Post-Effective Amendment No. 97 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(h)(9)  Amended Exhibit D to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc., to be filed by amendment.
(h)(10) Amendment to the Transfer Agency Agreement dated February 5 2004 between the
        Registrant and DST Systems, Inc., as approved by the Board of Trustees in February
        2010, to be filed by amendment.
(h)(11) Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund
        Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective
        Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on
        August 28, 2007.
(h)(12) Shareholder Services Plan, relating to the Investor Class Shares of the Cambiar
        Opportunity Fund and the Cambiar International Fund, is incorporated herein by




                                       7




        reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.
(h)(13) Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth
        Fund, is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment
        No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
        filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14,
        2006.

(h)(14) Shareholder  Services  Plan, relating to Institutional Shares of the WHG  Funds,  is incorporated  herein  by  reference  to  exhibit  (h)(36) of Post-Effective
        Amendment  No.  100 to the Registrants Registration Statement on Form  N-1A
        (File  No.  33-42484),  filed  November  15,  2007.
(h)(15) Exhibit  A  to  the  Shareholder  Services  Plan,  relating  to  the Institutional  Shares of  the WHG Funds, is incorporated herein by reference to exhibit  (h)(14)  of
        Post-Effective  Amendment  No.  140  to  the  Registrant's Registration  Statement on
        Form N-1A (File No. 33-42484), filed with the SEC via EDGAR  Accession  No.
        0001135428-11-000194  on  March  28,  2011.

(h)(16) Shareholder Services Plan, relating to the Investor Class Shares of the Sands Capital
        Global Growth Fund, is incorporated herein by reference to exhibit (h)(30) of Post-
        Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC on March 1, 2010.

(h)(17) Shareholder Services Plan, relating to the R Class Shares of the AlphaOne
        Funds, is filed herewith.
(i)     Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to Shares of the AlphaOne Funds, is incorporated herein by reference to exhibit (i) of Post-Effective
        Amendment No. 131 to the Registrant's Registration Statement on Form N-1A (File No.
        33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000030 on
        January 14, 2011.

(j)     Not Applicable.
(k)     Not Applicable.
(l)     Not Applicable.
(m)(1)  Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
        SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(m)(2)  Schedule A, as last amended February 15, 2011, to the Distribution Plan dated August 8,
        1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(2)
        of Post-Effective Amendment No. 136 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-11-000118 on February 28, 2011.

(m)(3)  Distribution Plan dated September 17, 2002 and Schedule A dated September 17, 2002, as amended, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is
        incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000242 on June 1, 2004.
(m)(4)  Amended Schedule A dated November 13, 2007 to the Distribution Plan dated September
        17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is
        incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(n)(1)  Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including
        Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 127 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-10-000392 on September 3, 2010.




                                       8




(n)(2)  Revised Schedule F to the Registrant's Amended and Restated Rule 18f-3 Plan dated
        February 21, 2007, relating to the WHG Family of Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 140 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-11-000194 on March 28, 2011.
(n)(3)  Revised Schedule G to the Registrant's Amended and Restated Rule 18f-3 Multiple Class
        Plan dated February 21, 2007, relating to the Aviva Investors Family of Funds, to be filed by amendment.
(n)(4)  Schedule I and Certificates of Class Designation to the Registrant's Amended and
        Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the
        AlphaOne Family of Funds, are filed herewith.
(n)(5)  Revised Schedule C to the Registrant's Amended and Restated Rule 18f-3 Plan dated
        February 21, 2007, relating to the Cambiar Funds, to be filed by amendment.

(o)     Not Applicable.
(p)(1)  Registrant's Code of Ethics dated November 2007 is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
        No. 0001135428-07-000518 on November 15, 2007.
(p)(2)  HGK Asset Management, Inc. Revised Code of Ethics dated October 23, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.
(p)(3)  LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
        SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(4)  Analytic Investors, LLC Revised Code of Ethics dated September 30, 2005 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
        SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(5)  Cambiar Investors, LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 107 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(p)(6)  Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(7)  C.S. McKee, LLP Revised Code of Ethics dated February 1, 2007 is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 97 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(8)  Thompson, Siegel & Walmsley, LLC Revised Code of Ethics to be filed by amendment.
(p)(9)  First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(10) Haverford Investment Management, Inc. Revised Code of Ethics dated June 2006 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.




                                       9




(p)(11) AIG Asset Management (U.S.), LLC Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No.
        100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15,
        2007.
(p)(12) Rice Hall James & Associates, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 126 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(p)(13) Acadian Asset Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 126 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
        EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(p)(14) Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(p)(15) Edgewood Management LLC Revised Code of Ethics to be filed by amendment.
(p)(16) PNC Capital Advisors, LLC Code of Ethics dated October 8, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March
        1, 2010.
(p)(17) Pennant Management, Inc. Code of Ethics is incorporated herein by reference to exhibit
        (p)(19) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-09-000365 on August 21, 2009.
(p)(18) Sands Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 117 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
        No. 0001135428-10-000009 on January 15, 2010.

(p)(19) Aviva Investors North America, Inc. Code of Ethics, as approved by the Board of
        Trustees on November 10, 2011, to be filed by amendment.
(p)(20) AlphaOne Investment Services, LLC Code of Ethics, to be filed by amendment.
(p)(21) SEI Investments Distribution Co. Code of Ethics dated January 12, 2009 is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 116 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
        SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(p)(22) Loomis, Sayles & Company L.P. Code of Ethics to be filed by amendment.
(q)     Powers of Attorney dated August 2010 for Ms. Betty L. Krikorian and Messrs. Robert A.
        Nesher, Michael Lawson, William M. Doran, John K. Darr, George J. Sullivan, Jr.,
        Charles E. Carlbom, James M. Storey, Philip T. Masterson and Mitchell A. Johnson are
        incorporated herein by reference to exhibit q of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
        SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of Investment Advisers:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Acadian Asset Management LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.


      Name and Position                                       Connection with
  with Investment Adviser         Name of Other Company        Other Company
----------------------------- --------------------------- ---------------------------
Gary Bergstrom, Chairman,     Acadian Asset Management
Member of Board of                                        Director, asset management
Managers                      (Singapore) Pte Ltd
----------------------------- --------------------------- ---------------------------
John Chisholm, Executive      Acadian Asset Management
Vice President, CIO, Member                               Director, asset management
of Board of Managers          (UK) Ltd
----------------------------- --------------------------- ---------------------------
                              Acadian Asset Management
Churchill Franklin, Executive (UK) Ltd                    Director, asset management
                              --------------------------- ---------------------------
Vice President, Member of     Acadian Asset Management    Director, asset management
Board of Managers             (Australia) Ltd
                              --------------------------- ---------------------------
                              Acadian Cayman Limited G.P. Director, asset management
----------------------------- --------------------------- ---------------------------
Ronald Frashure, Chief        Acadian Asset Management
Executive Officer, President, (Singapore) Pte Ltd         Director, asset management
                              --------------------------- ---------------------------
Member of Board of
Managers                      Acadian Cayman Limited G.P. Director, asset management
----------------------------- --------------------------- ---------------------------
Mark Minichiello, Senior      Acadian Asset Management
Vice President, Chief         (UK) Ltd                    Director, asset management
----------------------------- --------------------------- ---------------------------


      Name and Position                                       Connection with
  with Investment Adviser         Name of Other Company        Other Company
----------------------------- --------------------------- ---------------------------
Financial Officer, Treasurer,
Secretary, Member of Board
of Managers
----------------------------- ------------------------------- --------------------------------
Raymond Mui, Senior Vice
President, Member of Board    Acadian Cayman Limited G.P.     Director, asset management
of Managers
----------------------------- ------------------------------- --------------------------------
Ross Dowd, Senior Vice        Acadian Asset Management        Director, asset management
President, Head of Client     (UK) Ltd
Service, Member of Board of
Managers                      Acadian Cayman Limited G.P.     Director, asset management
----------------------------- ------------------------------- --------------------------------
Linda Gibson, Member of       Director, Executive Vice        Linda Gibson, Member of Board of
Board of Managers             President and Chief Operating   Managers
                              Officer and acting CEO - Old
                              Mutual (US) Holdings Inc. (a
                              holding company);
                              Larch Lane Advisors, LLC (an
                              investment advisor);
                              2100 Xenon Group LLC (an
                              investment advisor);
                              Acadian Asset Management LLC
                              (an investment advisor);
                              300 North Capital, LLC (f/k/a
                              Provident Investment Counsel,
                              Inc. ) (an investment advisor);
                              Barrow, Hanley, Mewhinney &
                              Strauss, LLC (an investment
                              advisor);
                              Dwight Asset Management
                              Company LLC (an investment
                              advisor;
                              Investment Counselors of
                              Maryland, LLC (an investment
                              advisor)
                              Lincluden Management Limited
                              (an investment advisor)
                              Old Mutual Asset Management
                              International , Ltd. (an
                              investment advisor)
                              Old Mutual Asset Managers
                              (UK) Ltd. (an investment
                              advisor);
                              Copper Rock Capital Partners,
                              LLC (an investment advisor);
                              Old Mutual Capital, Inc. (an
                              investment advisor);
                              Ashfield Capital Partners, LLC
                              (an investment advisor);
                              Old Mutual Asset Management
----------------------------- ------------------------------- --------------------------------

      Name and Position                                       Connection with
  with Investment Adviser         Name of Other Company        Other Company
----------------------------- --------------------------- ---------------------------
                           Trust Company (a trust
                           company)
                           Old Mutual Fund Managers
                           Limited (a fund manager)
-------------------------- ------------------------------- ---------------------------
Matthew Berger, Member of  Chief Financial Officer, Senior
Board of Managers          Vice President and Director Old
                           Mutual (US) Holdings Inc. (a
                           holding company);               Affiliated Directorships
                           Acadian Asset Management LLC
                           (investment advisor)
-------------------------- ------------------------------- ---------------------------
Stephen Clarke, Member of  Senior Vice President,
Board of Managers          Relationship Manager - Old
                           Mutual (US) Holdings Inc. (a
                           holding company); Acadian
                           Asset Management LLC (an
                           investment advisor);            Affiliated Directorships
                           Lincluden Management Limited
                           (an investment advisor)
                           300 North Capital, LLC (an
                           investment advisor)
                           Larch Lane Advisors LLC (an
                           investment advisor)
-------------------------- ------------------------------- ---------------------------
James Mikolaichik, Member  Executive Vice President, Head
of Board of Managers       of Strategy, Product and
                           Corporate Development - Old
                           Mutual (US) Holdings Inc. (a
                           holding company); Acadian
                           Asset Management LLC (an
                           investment advisor);
                           2100 Xenon Group LLC (an
                           investment advisor)
                           Old Mutual Capital, Inc. (an
                           investment advisor)             Affiliated Directorships
-------------------------- ------------------------------- ---------------------------
Matthew Appelstein, Member Executive Vice President, Head
of Board of Managers       of Sales and Marketing - Old
                           Mutual (US) Holdings Inc. (a
                           holding company);
                           Acadian Asset Management LLC
                           (an investment advisor);
                           Old Mutual Investment Partners;
                           Old Mutual Global Funds, plc;   Affiliated Directorships
                           Old Mutual Absolute Return
                           Funds; Old Mutual Emerging
                           Managers Funds;
                           TS&W/Claymore Tax-
                           Advantaged Balanced Fund;
                           Old Mutual Capital Inc.
-------------------------- ------------------------------- ---------------------------

AIG Asset Management (U.S.), LLC
AIG Asset Management (U.S.), LLC ("AMG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AMG is 80 Pine Street, New York, New York 10005. AMG is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of AMG is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

AlphaOne Investment Services, LLC
AlphaOne Investment Services, LLC ("AlphaOne") serves as the investment adviser for the AlphaOne Small Cap Growth Fund, AlphaOne Micro Cap Equity Fund and AlphaOne U.S. Equity Long Short Fund. The principal address of AlphaOne is One Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, PA 19428. AlphaOne is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]




      Name and Position                                       Connection with
  with Investment Adviser         Name of Other Company        Other Company
----------------------------- --------------------------- ----------------------



Analytic Investors, LLC
Analytic Investors, LLC ("Analytic") serves as the investment adviser to the Analytic Short Term Income Fund. The principal address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013. Analytic is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2008 and 2009.




      Name and Position                                       Connection with
  with Investment Adviser         Name of Other Company        Other Company
----------------------- ----------------------------------- ----------------------------------
Dr. Roger Glen Clarke,  Ensign Peak Advisors                President (September 1997 --
Chairman                                                    present)
                        ----------------------------------- ----------------------------------
                        Bonneville Holding Corporation      Director (January 2000 -- present)
                        ----------------------------------- ----------------------------------
                        Deseret Trust Company               Director (September 1996 --
                                                            present)
                        ----------------------------------- ----------------------------------
                        Deseret Mutual Benefit              Director (March 2006 -- present)
                        Administrators
----------------------- ----------------------------------- ----------------------------------
Harindra de Silva,      Analytic US Market Neutral, Ltd.    Director (01/1999 -- present)
                        ----------------------------------- ----------------------------------
Director and President  Analytic US Market Offshore Master, Director (11/2000 -- present)
                        Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic US Market Neutral Offshore Director (05/2002 -- present)
                        II, Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic US Market Neutral Offshore Director (05/2002 -- present)
                        Master II, Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic US Market Neutral Offshore Director (03/2004 -- present)
                        M, Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic Japanese Equity Market     Director (11/2004 -- present)
                        Neutral Offshore, Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic Japanese Equity Market     Director (11/2004 -- present)
----------------------- ----------------------------------- ----------------------------------


      Name and Position                                       Connection with
  with Investment Adviser         Name of Other Company        Other Company
------------------------- ------------------------------------ ------------------------------
                           Neutral Offshore Master, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic Market Neutral V-6, Ltd.   Director (04/2005 -- present)
                           ----------------------------------- -------------------------------
                           Analytic Global Opportunity Fund I, Director (04/2005 -- present)
                           Ltd.
-------------------------- ----------------------------------- -------------------------------
Marie Nastasi Arlt,        Analytic US Market Neutral          Director (11/2001 -- present)
Director, Treasurer, Vice  Offshore, Ltd.
                           ----------------------------------- -------------------------------
President, Chief Operating Analytic US Market Neutral Offshore Director (05/2002 -- present)
Officer and Corporate      II, Ltd.
                           ----------------------------------- -------------------------------
Secretary                  Analytic US Market Neutral Offshore Director (03/2004 -- present)
                           M, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic US Market Neutral Offshore Director (04/2005 -- present)
                           Master, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic US Market Neutral Offshore Director (04/2005 -- present)
                           Master II, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic Japanese Equity Market     Director (11/2004 -- present)
                           Neutral Offshore, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic Japanese Equity Market     Director (11/2004 -- present)
                           Neutral Offshore Master, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic Market Neutral V-6, Ltd.   Director (04/2005 -- present)
                           ----------------------------------- -------------------------------
                           Analytic Global Opportunity Fund I, Director (04/2005 -- present)
                           Ltd.
-------------------------- ----------------------------------- -------------------------------
Thomas M. Turpin,          Old Mutual US Holdings, Inc.        Interim Chief Executive Officer
Director                                                       (April 2008 -- present)
-------------------------- ----------------------------------- -------------------------------

Aviva Investors North America, Inc.
Aviva Investors North America, Inc. ("Aviva") serves as the investment adviser to the Aviva Investors High Yield Bond Fund, Aviva Investors Core Aggregate Fixed Income Fund and Aviva Investors Emerging Markets Local Currency Bond Fund. The principal address of Aviva is 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. Aviva is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of December 31, 2009.

As of December 31, 2009, none of the directors, officers or partners of Aviva is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Cambiar Investors LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Small Cap Fund, the Cambiar Aggressive Value Fund and the Cambiar Smid 30 Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended April 30, 2009 and 2010.

For the fiscal years ended April 30, 2009 and 2010, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

C.S. McKee, L.P.
C.S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

     Name and Position                                       Connection with
 with Investment Adviser      Name of Other Company          Other Company
------------------------      -------------------------      ---------------
Gregory M. Melvin               Dartmouth Capital, Inc.         President
Chief Investment Officer
------------------------      -------------------------      ---------------


Edgewood Management LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.



        Name and Position                                  Connection with
    with Investment Adviser      Name of Other Company     Other Company
------------------------------ -------------------------- ----------------
Alan Whitman Breed, President, EMC Tidemark Partners LLC Managing Member & Managing Member of the
Board of Managers
------------------------------ -------------------------- ----------------
Donna Marie Colon, Secretary & EMC Tidemark Partners, LLC       Member
Member of the Board of
Managers
------------------------------ -------------------------- ----------------


First Manhattan Co.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.


      Name and Position                                           Connection with
  with Investment Adviser      Name of Other Company              Other Company
---------------------------- ------------------------------ --------------------------
David Sanford Gottesman,        Berkshire Hathaway, Inc.    Member, Board of Directors
                             ------------------------------ --------------------------
Senior Managing Director     American Museum of Natural                  Trustee
                                           History
                             ------------------------------ --------------------------
                                    Mount Sinai Center                   Trustee
                             ------------------------------ --------------------------
                                    Yeshiva University                   Trustee
---------------------------- ------------------------------ --------------------------
Daniel Rosenbloom, Senior         NYU Medical Center                     Trustee
                             ------------------------------ --------------------------
Managing Director            National Foundation for Facial              Trustee
                                      Reconstruction
---------------------------- ------------------------------ --------------------------
Charles M. Rosenthal, Senior         Brown University              Trustee Emeritus
                             ------------------------------ --------------------------
Managing Director            Marine Biological Laboratory                Trustee
---------------------------- ------------------------------ --------------------------
Arthur Joel Stainman, Senior      Ark Restaurants Corp.     Member, Board of Directors
Managing Director                    Rider University                    Trustee
---------------------------- ------------------------------ --------------------------
Robert W. Gottesman, Chief           Gruss Foundation                    Trustee
Executive Officer and Senior
---------------------------- ------------------------------ --------------------------

      Name and Position                               Connection with
  with Investment Adviser  Name of Other Company      Other Company
------------------------- --------------------------- ---------------
Managing Director
------------------------- --------------------------- ---------------
William F. Guardenier,    John Hart Hunter Foundation       Trustee
                          --------------------------- ---------------
Senior Managing Director      New Hampton School            Trustee
------------------------- --------------------------- ---------------


Haverford Financial Services, Inc.
Haverford Financial Services, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.


     Name and Position                                            Connection with
 with Investment Adviser       Name of Other Company              Other Company
------------------------- ---------------------------------- -------------------------
George W. Connell           The Haverford Trust Company      Vice Chairman & Owner
Vice Chairman & Owner       Haverford Trust Securities, Inc. Vice Chairman & Owner
                          Drexel Morgan & Company, LLC            CEO & President
------------------------- ---------------------------------- -------------------------
Joseph J. McLaughlin        The Haverford Trust Company           Chairman & CEO
Chairman, CEO & President   Haverford Trust Securities, Inc. Registered Representative
------------------------- ---------------------------------- -------------------------
Binney H. C. Wietlisbach    The Haverford Trust Company                President
Executive Vice President    Haverford Trust Securities, Inc.      CEO & President
------------------------- ---------------------------------- -------------------------
Henry B. Smith              The Haverford Trust Company        Vice President & CIO
Vice President and CIO      Haverford Trust Securities, Inc. Registered Representative
------------------------- ---------------------------------- -------------------------
David Brune                 The Haverford Trust Company             Vice President
Vice President              Haverford Trust Securities, Inc. Registered Representative
------------------------- ---------------------------------- -------------------------
John H. Donaldson           The Haverford Trust Company             Vice President
Vice President
------------------------- ---------------------------------- -------------------------
Timothy A. Hoyle            The Haverford Trust Company             Vice President
Vice President              Haverford Trust Securities, Inc. Registered Representative
------------------------- ---------------------------------- -------------------------
Jeffrey M. Bagley           The Haverford Trust Company             Vice President
Vice President
------------------------- ---------------------------------- -------------------------
MarieElena V. Ness          The Haverford Trust Company      Chief Compliance Officer
Chief Compliance Officer    Haverford Trust Securities, Inc. Chief Compliance Officer
                                  Drexel Morgan & Co.        Chief Compliance Officer
                          Regulatory Compliance Assistance,         Sole Member
                                             LLC
------------------------- ---------------------------------- -------------------------

HGK Asset Management, Inc.
HGK Asset Management, Inc. ("HGK") serves as the investment adviser for the HGK Equity Value Fund. The principal address of HGK is Newport Tower, 525 Washington Boulevard, Suite 2000, Jersey City, New Jersey 07310. HGK is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 30, 2009 and 2010, none of the directors, officers or partners of HGK is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Investment Counselors of Maryland, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 30, 2009 and 2010, none of the directors, officers or partners of ICM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Loomis, Sayles & Company, L.P.
Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to the Loomis Sayles Full Discretion Institutional Securitized Fund. The address of Loomis Sayles is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of [date]. [To be updated by amendment]




   Name and Position                                         Connection with
with Investment Adviser      Name of Other Company           Other Company
-----------------------      ---------------------           ---------------


LSV Asset Management
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund. The address of LSV is 155 North Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of LSV is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Pennant Management, Inc.
Pennant Management, Inc. ("Pennant") serves as the investment adviser to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund. The address of Pennant is 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224. Pennant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2008 and 2009.



Name and Position with
Investment Adviser          Name of Other Company              Connection with Other Company
-----------------------     ---------------------              ------------------------------
Mark A. Elste                                                   Senior Executive Vice President,
President, CEO and CIO         U.S. Fiduciary Services               Treasurer and Director
                            ----------------------------- ------------------------------------
                             GreatBanc Trust Company                          Director
                            ----------------------------- ------------------------------------
                                Salem Trust Company                           Director
                            ----------------------------- ------------------------------------
                             USF Affiliate Services, Inc.                     Director
                            ----------------------------- ------------------------------------
                                     Waretech, Inc.                           Director
----------------------      ----------------------------- ------------------------------------
Lauren E. McAfee               U.S. Fiduciary Services                       Secretary
----------------------      ----------------------------- ------------------------------------

Name and Position with
Investment Adviser       Name of Other Company         Connection with Other Company
-----------------------  ---------------------         -------------------------------------
Chief Compliance Officer  GreatBanc Trust Company      Secretary and Risk Management Officer
                         ----------------------------- -------------------------------------
and Secretary                Salem Trust Company       Secretary and Risk Management Officer
                         ----------------------------- -------------------------------------
                                                             Legal and Compliance Officer,
                          USF Affiliate Services, Inc. Secretary and Risk Management Officer
                         ----------------------------- -------------------------------------
                                  Waretech, Inc.                          Secretary
------------------------ ----------------------------- -------------------------------------
James E. Habanek                                                  Senior Vice President
Senior Vice President    The Ziegler Companies, Inc.              and Portfolio Manager
------------------------ ----------------------------- -------------------------------------
Pam C. Dix                                                        Senior Vice President
Vice President                       M&I Bank                     and Portfolio Manager
------------------------ ----------------------------- -------------------------------------

PNC Capital Advisors, LLC
PNC Capital Advisors, LLC ("PNC Capital") serves as adviser to the UA S&P 500 Fund. PNC Capital was formed as a result of the merger of Allegiant Asset Management Company, the former investment adviser to the UA S&P 500 Fund, with its affiliate, PNC Capital Advisors, Inc. PNC Capital is a Delaware limited liability company and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly-held bank holding company, and is registered as an investment adviser under the Investment Advisers Act of 1940. Effective January 1, 2009, Allegiant Asset Management Company became an indirect wholly owned subsidiary of PNC. Prior to such date, Allegiant Asset Management Company was an indirect wholly owned subsidiary of National City Corporation. PNC Capital also provides investment advisory to other institutions and individuals and provides investment advisory and administrative services to other investment companies. The information required by this Item 31 with respect to each director and officer of PNC Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by PNC Capital with the SEC.

Rice Hall James & Associates, LLC
Rice Hall James & Associates, LLC ("Rice Hall") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of Rice Hall is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Sands Capital Management, LLC
Sands Capital Management, LLC ("Sands") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands is 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. Sands is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of October 31, 2009 and October 31, 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of Sands is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Thompson, Siegel & Walmsley LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio, and TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place,

Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of TS&W is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Westwood Management Corp.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund, WHG SMidCap Plus Fund, WHG LargeCap Value Fund, WHG SmallCap Value Fund, WHG Dividend Growth Fund, and WHG Balanced Fund. The principal address of Westwood is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.


       Name and Position          Name of Other Company              Connection with
   with Investment Adviser                                           Other Company
----------------------------- ------------------------------ -----------------------------
Susan Byrne                   Westwood Holdings Group, Inc.* Chief Investment Officer and
Chief Investment Officer and             (NYSE: WHG)             Chairman of the Board
Chairman of the Board
----------------------------- ------------------------------ -----------------------------
Brian Casey                   Westwood Holdings Group, Inc.* President and Chief Executive
President and Chief Executive            (NYSE: WHG)               Officer and Director
                              ------------------------------ -----------------------------
Officer and Director                   Westwood Trust**          President and Director
----------------------------- ------------------------------ -----------------------------
William R. Hardcastle         Westwood Holdings Group, Inc.*     Chief Financial Officer
Chief Financial Officer                  (NYSE: WHG)
----------------------------- ------------------------------ -----------------------------
Sylvia L. Fry                 Westwood Holdings Group, Inc.*   Chief Compliance Officer
Chief Compliance Officer                 (NYSE: WHG)
                              ------------------------------ -----------------------------
                                       Westwood Trust**        Chief Compliance Officer
----------------------------- ------------------------------ -----------------------------

* Westwood Management Corp. and Westwood Trust are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE:
WHG).

** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.


Item 32. Principal Underwriters:

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:



          SEI Daily Income Trust                                                          July 15, 1982
          SEI Liquid Asset Trust                                                          November 29, 1982
          SEI Tax Exempt Trust                                                            December 3, 1982
          SEI Institutional Managed Trust                                                 January 22, 1987
          SEI Institutional International Trust                                            August 30, 1988




                                       20




          The Advisors' Inner Circle Fund                                                 November 14, 1991
          The Advisors' Inner Circle Fund II                                              January 28, 1993
          Bishop Street Funds                                                             January 27, 1995
          SEI Asset Allocation Trust                                                      April 1, 1996
          SEI Institutional Investments Trust                                             June 14, 1996
          CNI Charter Funds                                                               April 1, 1999
          iShares Inc.                                                                    January 28, 2000
          iShares Trust                                                                   April 25, 2000
          Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)                           November 1, 2000
          Causeway Capital Management Trust                                               September 20, 2001
          BlackRock Funds III (f/k/a Barclays Global Investors Funds)                     March 31, 2003
          SEI Opportunity Fund, LP                                                        October 1, 2003
          The Arbitrage Funds                                                             May 17, 2005
          ProShares Trust                                                                 November 14, 2005
          Community Reinvestment Act Qualified Investment Fund                            January 8, 2007
          SEI Alpha Strategy Portfolios, LP                                               June 29, 2007
          TD Asset Management USA Funds                                                   July 25, 2007
          SEI Structured Credit Fund, LP                                                  July 31, 2007
          Wilshire Mutual Funds, Inc.                                                     July 12, 2008
          Wilshire Variable Insurance Trust                                               July 12, 2008
          Global X Funds                                                                  October 24, 2008
          ProShares Trust II                                                              November 17, 2008
          FaithShares Trust                                                               August 7, 2009
          Schwab Strategic Trust                                                          October 12, 2009
          RiverPark Funds                                                                 September 8, 2010

          The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.





                    Position and Office                  Positions and Offices
Name                with Underwriter                     with Registrant
------------------- ------------------------------------ ---------------------
William M. Doran    Director                                       --
Edward D. Loughlin  Director                                       --
Wayne M. Withrow    Director                                       --
Kevin P. Barr       President & Chief Executive Officer            --
Maxine J. Chou      Chief Financial Officer, Chief Operations
                    Officer & Treasurer                            --
Karen E. LaTourette Chief Compliance Officer, Anti-Money
                    Laundering Officer & Assistant Secretary       --
John C. Munch       General Counsel & Secretary                    --
Mark J. Held        Senior Vice President                          --
Lori L. White       Vice President & Assistant Secretary           --
John P. Coary       Vice President & Assistant Secretary           --
John J. Cronin      Vice President                                 --
Robert M. Silvestri Vice President                                 --

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:




                  U.S. Bank, National Association       Union Bank of California, N.A.
                  800 Nicollett Mall                    475 Sansome Street
                  Minneapolis, Minnesota 55402-4302     15(th) Floor
                                                        San Francisco, California 94111

                  National City Bank                    The Northern Trust Company
                  National City Center                  50 LaSalle Street
                  1900 East Ninth Street                Chicago, Illinois 60675
                  Cleveland, Ohio 44114

(b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, Pennsylvania 19456


(c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's investment advisers:


                    Acadian Asset Management LLC
                    One Post Office Square, 8th Floor
                    Boston, Massachusetts 02109

                    AIG Asset Management (U.S.), LLC
                    70 Pine Street, 20th Floor
                    New York, New York 10270

                    AlphaOne Investment Services, LLC
                    One Tower Bridge
                    100 Front Street, Suite 1250
                    West Conshohocken, PA 19428

                    Analytic Investors, LLC
                    555 West Fifth Street, 50th Floor
                    Los Angeles, CA 90013

                    Aviva Investors North America, Inc.
                    699 Walnut Street, Suite 1700
                    Des Moines, Iowa 50309

                    Cambiar Investors LLC
                    2401 East Second Street, Suite 400
                    Denver, Colorado 80206

                    C.S. McKee, LLP
                    One Gateway Center
                    Pittsburgh, Pennsylvania 15222

                    Edgewood Management LLC
                    305 Park Avenue, 18th Floor
                    New York, New York 10022-6057

                    First Manhattan Co.
                    437 Madison Avenue
                    New York, New York 10022-7022

                    Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                    Radnor, Pennsylvania 19087-4546

                    HGK Asset Management, Inc.
                    Newport Tower
                    525 Washington Blvd.
                    Jersey City, New Jersey 07310

                    Investment Counselors of Maryland, LLC
                    803 Cathedral Street
                    Baltimore, Maryland 21201

                    Loomis, Sayles & Company, L.P.
                    One Financial Center
                    Boston, Massachusetts 02111-2621

                    LSV Asset Management
                    1 North Wacker Drive
                    Chicago, Illinois 60606

                    Pennant Management, Inc.
                    11270 West Park Place, Suite 1025
                    Milwaukee, Wisconsin 53224

                    PNC Capital Advisors, LLC
                    200 Public Square
                    Cleveland, Ohio 44114

                    Rice Hall James & Associates, LLC
                    600 West Broadway, Suite 1000
                    San Diego, California 92101-3383

                    Sands Capital Management, LLC
                    1101 Wilson Boulevard, Suite 2300

                    Arlington, VA 22209

                    Thompson, Siegel & Walmsley LLC
                    5000 Monument Avenue, P.O. Box 6883
                    Richmond, Virginia 23230

                    Westwood Management Corp.
                    200 Crescent Court, Suite 1200
                    Dallas, Texas 75201

ITEM 34. MANAGEMENT SERVICES: NONE.

ITEM 35. UNDERTAKINGS: NONE.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 141 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of March, 2011.

                                             THE ADVISORS' INNER CIRCLE FUND

                                             By: /s/ Philip T. Masterson
                                             --------------------------------
                                             Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.




Name                            Position                     Date
------------------------------- ---------------------------- --------------
          *                     Trustee                      March 30, 2011
-------------------------------
Charles E. Carlbom
           *                    Trustee                      March 30, 2011
-------------------------------
John K. Darr
           *                    Trustee                      March 30, 2011
-------------------------------
William M. Doran
           *                    Trustee                      March 30, 2011
-------------------------------
Mitchell A. Johnson
           *                    Trustee                      March 30, 2011
-------------------------------
Betty L. Krikorian
           *                    Trustee                      March 30, 2011
-------------------------------
Robert A. Nesher
           *                    Trustee                      March 30, 2011
-------------------------------
James M. Storey
           *                    Trustee                      March 30, 2011
-------------------------------
George J. Sullivan, Jr.
/s/ Philip T. Masterson         President                    March 30, 2011
-------------------------------
Philip T. Masterson
           *                    Treasurer, Controller &      March 30, 2011
------------------------------- Chief Financial Officer
Michael Lawson

*By: /s/ Philip T. Masterson
-------------------------------
Philip T. Masterson, pursuant to Power of Attorney

                                              EXHIBIT INDEX

Exhibit No. Exhibit
----------- -----------------------------------------------------------------------------------
EX-99.D42   Form of Investment Advisory Agreement between the Registrant and AlphaOne Investment
            Services, LLC, relating to the AlphaOne Family of Funds
EX-99.D43   Form of Expense Limitation Agreement between the Registrant and AlphaOne Investment
            Services, LLC, relating to the AlphaOne Family of Funds
EX-99.H17   Shareholder Services Plan, relating to the R Class Shares of the AlphaOne Family of
            Funds
EX-99.N4    Schedules and Certificates of Class Designation to the Registrant's Amended and
            Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the
            AlphaOne Family of Funds
